                                                       '33 Act File No.  33-7094
                                                       '40 Act File No. 811-3365




                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-4

                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO.    [ ]


                    POST-EFFECTIVE AMENDMENT NO. 24     [X]


                                     AND/OR

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940


                            AMENDMENT NO. 70            [X]

                       (CHECK APPROPRIATE BOX OR BOXES.)

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                     SECURITY FIRST LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

          11365 WEST OLYMPIC BOULEVARD, LOS ANGELES, CALIFORNIA 90064 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE (310) 312-6100

                               RICHARD C. PEARSON
                   SENIOR VICE PRESIDENT AND GENERAL COUNSEL
                     SECURITY FIRST LIFE INSURANCE COMPANY
          11365 WEST OLYMPIC BOULEVARD, LOS ANGELES, CALIFORNIA  90064
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE SPACE)
  ______ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485

    X    ON MARCH 1, 1996 PURSUANT TO PARAGRAPH (B) OF RULE 485
  ______

  ______ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A) OF RULE 485
  ______ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485
  ______ 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(II) OF RULE 485
  ______ ON [DATE] PURSUANT TO PARAGRAPH (A)(II) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
  ______ THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

THE COMPANY HAS ELECTED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940 TO REGISTER AN INDEFINITE NUMBER OF SECURITIES. THE MOST RECENT RULE 24F-2 NOTICE WAS FILED ON FEBRUARY 23, 1996.

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A

                             Cross Reference Sheet
                  Part A - Prospectuses for Combination Fixed
                and Variable and Variable only Annuity Contracts


                            Item Number in Form N-4                            Caption in Prospectus
                            -----------------------                            ---------------------
                     1.     Cover Page                                         Cover Page

                     2.     Definitions                                        Glossary

                     3.     Synopsis                                           Summary of the Contracts

                     4.     Condensed Financial Information                    Condensed Financial Information; Performance;
                                                                               Financial Information

                     5.     General Description of Registrant, Depositor,      Description of Security First Life Insurance
                            and Portfolio Companies                            Company, The General Account, The Separate
                                                                               Account and The Funds; Voting Rights; Servicing
                                                                               Agent

                     6.     Deductions and Expenses                            Contract Charges

                     7.     General Description of Variable Annuity            Description of the Contracts; Accumulation
                            Contracts                                          Period; Annuity Benefits

                     8.     Annuity Period                                     Annuity Benefits

                     9.     Death Benefit                                      Death Benefits

                     10.    Purchases and Contract Value                       Description of the Contracts; Accumulation
                                                                               Period; Principal Underwriter

                     11.    Redemptions                                        Accumulation Period

                     12.    Taxes                                              Federal Income Tax Status

                     13.    Legal Proceedings                                  Legal Proceedings

                     14.    Table of Contents of the Statement of Additional   Table of Contents of Statement of Additional
                            Information                                        Information

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

                     15.    Cover Page                                         Cover Page

                     16.    Table of Contents                                  Table of Contents

                     17.    General Information and History                    The Insurance Company; The Separate Account; The
                                                                               Funds

                     18.    Services                                           Servicing Agent; Safekeeping of Securities;
                                                                               Independent Public Accountant; Legal Matters

                     19.    Purchase of Securities Being Offered               Purchase of Securities Being Offered

                     20.    Underwriters                                       Underwriters, Distribution of the Contracts

                     21.    Calculation of Performance Data                    Calculation of Performance Data

                     22.    Annuity Payments                                   Annuity Payments

                     23.    Financial Statements                               Financial Statements


                                     PART C

                     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

                          INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS

                     Security First Life Insurance Company
                          11365 West Olympic Boulevard
                         Los Angeles, California 90064
--------------------------------------------------------------------------------

The individual flexible payment Variable Annuity Contracts (the "Contracts") described in this Prospectus are issued by Security First Life Insurance Company ("Security First Life"). The Contracts may be issued pursuant to retirement plans that do not qualify for special tax treatment under the Internal Revenue Code of 1986 (the "Code"). The Contracts may also be issued to plans that qualify for special tax treatment such as individual retirement annuities, tax-sheltered annuities, Section 457 deferred compensation plans and pension plans.

Eight Funds constitute the underlying investment medium for the Contracts: (i) the Value Equity Series and U.S. Government Income Series of Security First Trust, (ii) the Money Market Portfolio, Growth Portfolio and Overseas Portfolio of the Variable Insurance Products Fund, (iii) the Contrafund Portfolio of the Variable Insurance Products Fund II, (iv) the International Portfolio of the Scudder Variable Life Investment Fund and (v) the Small Capitalization Portfolio of The Alger American Fund.


This Prospectus sets forth information a prospective investor should know before investing. Additional information about the Contracts has been filed with the Securities and Exchange Commission ("SEC") in a Statement of Additional Information, dated March 1, 1996, which information is incorporated herein by reference and is available without charge upon written request to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009 or by telephoning 1(800)284-4536.


The table of contents of the Statement of Additional Information appears on page 20 of the Prospectus.
--------------------------------------------------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING OF SHARES OF ANY UNDERLYING FUND FOR WHICH A CURRENT PROSPECTUS HAS NOT BEEN RECEIVED AND IN NO EVENT WILL DESIGNATION OF AN UNDERLYING FUND FOR WHICH A CURRENT PROSPECTUS HAS NOT BEEN RECEIVED BE PERMITTED UNLESS THE OWNER RECEIVES SUCH A PROSPECTUS.

PLEASE READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------


Prospectus dated March 1, 1996                                 SF 135 R2V (3/96)

                               TABLE OF CONTENTS

                                                                                                 PAGE
                                                                                                 ----
Glossary.......................................................................................    3
Summary of the Contracts.......................................................................    4
Fee Tables.....................................................................................    6
Condensed Financial Information................................................................    9
Performance....................................................................................    9
Financial Information..........................................................................    9
Description of Security First Life Insurance Company,
  The General Account, The Separate Account and The Funds......................................    9
    The Insurance Company......................................................................    9
    The Separate Account.......................................................................   10
    The Funds..................................................................................   10
Principal Underwriter..........................................................................   11
Servicing Agent................................................................................   12
Custody of Securities..........................................................................   12
Contract Charges...............................................................................   12
    Premium Taxes..............................................................................   12
    No Sales Charge............................................................................   12
    Administration Fees........................................................................   12
    Mortality Risk and Administrative Expense Risk Charge......................................   12
    10-Day Free Look...........................................................................   13
Description of the Contracts...................................................................   13
    Assignment.................................................................................   13
    Purchase Payments..........................................................................   13
    Conversions................................................................................   13
    Dollar Cost Averaging......................................................................   13
    Reallocation Election......................................................................   13
    Modification of the Contracts..............................................................   13
Accumulation Period............................................................................   14
    Crediting Accumulation Units in the Separate Account.......................................   14
    Separate Account Accumulation Unit Current Values..........................................   14
    Net Investment Factor......................................................................   14
    Surrender from the Separate Account........................................................   14
    Statement of Account.......................................................................   14
Annuity Benefits...............................................................................   15
    Variable Annuity Payments..................................................................   15
    Assumed Investment Return..................................................................   15
    Election of Annuity Date and Form of Annuity...............................................   15
    Frequency of Payment.......................................................................   16
    Level Payments Varying Annually............................................................   16
    Annuity Unit Values........................................................................   16

Death Benefits.................................................................................   17
    Death Before the Annuity Date..............................................................   17
    Death After the Annuity Date...............................................................   17
Federal Income Tax Status......................................................................   18
    Qualified Contracts........................................................................   18
    Non-Qualified Contracts....................................................................   18
    Withholding................................................................................   19
Voting Rights..................................................................................   19
Legal Proceedings..............................................................................   20
Additional Information.........................................................................   20
Table of Contents of Statement of Additional Information.......................................   20

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer described herein and, if given or made, such information or representations must not be relied upon as having been authorized. This Prospectus does not constitute an offer in any jurisdiction to any person to whom such offer would be unlawful therein.

                                    GLOSSARY

As used in this Prospectus, these terms have the following meanings:

ACCUMULATION UNIT -- A measuring unit used to determine the value of an Owner's interest in a Separate Account Series under a Contract at any time before Annuity Payments commence.

ANNUITANT -- The person on whose life Annuity payments under a Contract are based.

ANNUITY -- A series of income payments made to an Annuitant for a defined period of time.

ANNUITY DATE -- The date on which Annuity payments begin.

ANNUITY UNIT -- A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN -- The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY -- The person who has the right to a Death Benefit upon the death of the Owner.

BUSINESS DAY -- Each Monday through Friday except for certain limited exceptions such as days when changes in the value of the investment company's portfolio securities do not affect the current net asset value of the investment company's redeemable securities.

CONTRACT -- The agreement between Security First Life and the Contract Owner covering the rights of the Owner.

CONTRACT DATE -- The date an Owner's Contract is issued.

CONTRACT VALUE -- The sum of the Owner's interest in the Separate Account Series. The Owner's interest in the Separate Account Series is the sum of the values of the Accumulation Units.

CONTRACT YEAR -- A 12-month period starting on the Contract Date and on each anniversary thereof.

FIXED ANNUITY -- An Annuity providing guaranteed level payments. Such payments are not based upon the investment experience of the Separate Account.

FUND -- A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT -- All assets of Security First Life other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE -- The first day of the month coincident with or next following the anniversary of the Contract Date nearest the Annuitant's 85th birthday, or the 10th anniversary, if later.

OWNER -- The person who has title to the Contract.

PURCHASE PAYMENT -- The amounts paid to Security First Life in order to provide benefits under the Contract.

SEPARATE ACCOUNT -- The segregated asset account entitled "Security First Life Separate Account A" which has been established by Security First Life pursuant to Delaware law to receive and invest amounts allocated and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES -- The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.

VALUATION DATE -- Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date in each calendar week for Annuity Unit values. Security First Life will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.

VALUATION PERIOD -- The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY -- An Annuity providing payments which will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

                            SUMMARY OF THE CONTRACTS

THE CONTRACTS

    The Contracts may be issued pursuant to retirement plans that do not qualify for special tax treatment ("Non-Qualified Contracts") and to individuals seeking to accumulate funds for retirement whether or not such individuals are otherwise participating in qualified or non-qualified retirement plans (See "Non-Qualified Contracts," page 18). The Contracts may also be issued to plans qualifying for special tax treatment ("Qualified Contracts"), such as individual retirement annuities, Section 403(b) tax-sheltered annuities, Section 457 deferred compensation plans, money purchase pension plans and profit sharing plans. (See "Qualified Contracts," page 18.)

PURCHASE PAYMENTS

    Purchase Payments under the Contracts are made to the Separate Account and allocated among the Series as directed by the Owner, provided that purchase payments of $100,000 or more will be initially allocated to the Money Market Portfolio until the end of the applicable 10 day free look period. The minimum initial Purchase Payment is $1,000 and each additional Purchase Payment must be at least $100. There is no sales charge; however, certain charges and deductions will be made to the Contract Value. (See "Contract Charges," page 12.) Amounts allocated to the Separate Account may be transferred among the Series at any time and any number of times. (See "Conversions," page 13.)

SEPARATE ACCOUNT

    Pursuant to the Participant's designation, Purchase Payments allocated to the Separate Account are invested at net asset value in Accumulation Units of one or more of eight series, each of which consists of the shares of a different Fund. The Funds presently consist of the Value Equity Series and U.S. Government Income Series of the Security First Trust, the Money Market Portfolio, Growth Portfolio and Overseas Portfolio of the Variable Insurance Products Fund, the Contrafund Portfolio of the Variable Insurance Products Fund II, the International Portfolio of the Scudder Variable Life Investment Fund and the Small Capitalization Portfolio of The Alger American Fund. The investment adviser and manager of Security First Trust is Security First Investment Management Corporation ("Security Management"). Virtus Capital Management, Inc. ("Virtus"), the successor in interest to Signet Asset Management, is the subadvisor for the Value Equity Series and U.S. Government Income Series of Security First Trust. The investment adviser of the Variable Insurance Products Fund and the Variable Insurance Products Fund II is Fidelity Management & Research Company ("FMR"). The investment advisor and manager of the Scudder Variable Life Investments Fund is Scudder, Stevens & Clark, Inc. ("Scudder"). The Small Capitalization Portfolio of The Alger American Fund is managed and advised by Fred Alger Management, Inc. ("Alger Management"). (See "The Separate Account," page 10 and "The Funds," page 10.)

CHARGES AND DEDUCTIONS

    No sales charge is deducted from any purchase payment under the Contract or any amount surrendered under the Contract.

    An administration fee will be deducted daily from the Owner's interest in the Separate Account in the amount of .000411% (.15% per annum). (See "Administration Fees," page 12.)

    Daily deductions will be made for mortality risks in the amount of .002192% (.80% per annum) and for administrative expense risks in the amount of .001233% (.45% per annum). (See "Mortality Risk and Administrative Expense Risk Charge," page 12.)

    Premium taxes payable to any state or other governmental agency with respect to the Owner's Account may be deducted on or after the date they were incurred. Premium taxes currently range from 0% to 2.35% (3.50% in Nevada). Until further notice, Security First Life will deduct premium taxes upon annuitization. (See "Premium Taxes," page 12.)

10-DAY FREE LOOK

    At any time within 10 days after receipt of the Contract it may be returned for cancellation and a full refund of all Purchase Payments. (See "10-Day Free Look," page 13.)

VARIABLE ANNUITY PAYMENTS

    Monthly Annuity payments will start on the Annuity Date. The Owner selects the Annuity Date, an Annuity payment option, and an assumed investment return. Any of these selections may be changed prior to the Annuity Date. The Variable Annuity payment will vary annually based on a comparison of the assumed investment returns with the investment experience of the Series in which the Contract Value is invested. (See "Variable Annuity Payments," page 15.)

    If Annuity payments from any one Series would be less than $50, Security First Life reserves the right to change the frequency of the payments from that Series to such intervals as will result in payments of at least $50 from each Series. (See "Frequency of Payment," page 16.)

SURRENDER

    An Owner may surrender, before the Annuity Date, all or part of his or her Contract Value. However, no partial surrender is permitted if it would reduce the Owner's interest in any Series to less than $500, unless the entire amount allocated to that Series is being surrendered. The earnings surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Code. (See "Federal Income Tax Status," page 18.) Certain restrictions are applicable to surrender from Contracts funding retirement plans qualified for special tax treatment under the Code. (See "Qualified Contracts," page 18.)

DEATH BENEFIT

    Unless otherwise restricted, in the event of the Owner's death prior to the Annuity Date, the designated Beneficiary may elect either to receive a death benefit in a lump sum or to apply the death benefit under certain of the available optional Annuity forms contained in the Contract. The death benefit is the greater of: (i) Purchase Payments reduced by amounts applied to partial withdrawals or annuity income or (ii) the Contract Value at settlement (see "Death Benefits," page 17).

                                   FEE TABLES

                        PARTICIPANT TRANSACTION EXPENSES

                                      None

                           SEPARATE ACCOUNT EXPENSES
                  (DEDUCTED DAILY FROM THE SEPARATE ACCOUNT.)

  Administration fees                                            0.15% per annum

  Mortality and Expense Risk Fees                                1.25% per annum

  Total Separate Account Annual Fees                             1.40% per annum

                              FUND ANNUAL EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)
                             (NET OF REIMBURSEMENT)

                                           Value        U.S. Gov.      Money
                                          Equity         Income       Market       Growth      Overseas    Contrafund
                                          Series         Series      Portfolio    Portfolio    Portfolio   Portfolio
                                       -------------    ---------    ---------    ---------    --------    ----------
  (a) Management Fee................        .25%          0.24%        0.20%        0.62%        0.77%      0.62%
  (b) Other Expenses................        .75%          0.46%        0.07%        0.07%        0.15%        0.27%
  (c) Total Annual Expenses.........       1.00%          0.70%        0.27%        0.69%        0.92%        0.89%

                                                          Small
                                       International      Cap.
                                         Portfolio      Portfolio
                                       -------------    ---------
  (a) Management Fee................        .88%          0.85%
  (b) Other Expenses................        .21%          0.11%
  (c) Total Annual Expenses.........       1.08%          0.96%

EXAMPLES


                                     CONDITIONS
   SEPARATE      A PARTICIPANT WOULD PAY THE FOLLOWING EXPENSES ON                 TIME PERIODS
    ACCOUNT       A $1,000 INVESTMENT ASSUMING 5% ANNUAL RETURN ON      ----------------------------------
    SERIES                            ASSETS:                           1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------  --------------------------------------------------     ------  -------  -------  --------
Value            (a) upon surrender at the end of the stated time   (a)  $ 24    $  74    $ 126     $270
Equity               period
Series           (b) if the Certificate WAS NOT surrendered or was  (b)    24       74      126      270
                     annuitized
---------------  --------------------------------------------------     ------  -------  -------  --------
U.S. Gov.        SAME                                               (a)    21       65      111      240
Income Series
                                                                    (b)    21       65      111      240
---------------  --------------------------------------------------     ------  -------  -------  --------
Money            SAME                                               (a)    17       52       89      194
Market
Portfolio                                                           (b)    17       52       89      194
---------------  --------------------------------------------------     ------  -------  -------  --------
Growth           SAME                                               (a)    21       65      111      239
Portfolio
Series
                                                                    (b)    21       65      111      239
---------------  --------------------------------------------------     ------  -------  -------  --------
Overseas         SAME                                               (a)    23       71      122      262
Portfolio
Series
                                                                    (b)    23       71      122      262
---------------  --------------------------------------------------     ------  -------  -------  --------
Contrafund       SAME                                               (a)    23       71      121      259
Portfolio
                                                                    (b)    23       71      121      259
---------------  --------------------------------------------------     ------  -------  -------  --------
International    SAME                                               (a)    25       76      130      278
Portfolio
                                                                    (b)    25       76      130      278
---------------  --------------------------------------------------     ------  -------  -------  --------
Small            SAME                                               (a)    24       73      124      266
Capitalization
Portfolio
                                                                    (b)    24       73      124      266
---------------  --------------------------------------------------     ------  -------  -------  --------

                     EXPLANATION OF FEE TABLE AND EXAMPLES

1. The purpose of the foregoing tables and examples is to assist the Owner in understanding the various costs and expenses that he or she will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the underlying Funds. For additional information see "Contract Charges," beginning on page 12.

2. The investment advisers to the Value Equity Series and the U.S. Government Income Series voluntarily reimbursed certain expenses of these Funds. If there had been no reimbursement, total expenses would have been 1.72% and 1.15%, respectively (see the Security First Trust prospectuses for more information).

3. Premium taxes are not reflected. Presently, premium taxes ranging from 0% to 2.35% (3.50% in Nevada) may be deducted from each Purchase Payment or upon annuitization. However, Security First Life presently deducts premium tax only from amounts annuitized.

4. NEITHER THE TABLE NOR THE EXAMPLES ARE REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                        CONDENSED FINANCIAL INFORMATION

    The following table sets forth condensed financial information on Accumulation Units respecting contracts issued under this prospectus through the Separate Account. The information is derived from the financial statements of the Separate Account which have been audited by Ernst & Young LLP, the Separate Account's independent auditors. No Accumulation Units for Series SV (Value Equity Series), Series SU (U.S. Government Income Series), Series FC (Contrafund Portfolio), Series SI (International Portfolio) or Series AS (Small Capitalization Portfolio) had been issued as of December 31, 1994. The information should be read in conjunction with the financial statements, related notes and other financial information in the Statement of Additional Information.

                                                                                 Twelve         Five         Twelve
                                                                                 Months        Months        Months
                                                                                  Ended         Ended        Ended
   Separate Account Series                                                       7/31/93      12/31/93      12/31/94
   -----------------------                                                      ---------     ---------     --------
Series FG (Growth Portfolio)
 Beg. AUV $ (5/24/93).......................................................         5.00          5.06        5.40
 End. AUV $.................................................................         5.06          5.40        5.33
 End. No. Non-Qualified AUs.................................................        6,333        68,333     220,859
 End. No. Qualified AUs.....................................................        6,703        69,326     351,616
Series FO (Overseas Portfolio)
 Beg. AUV $ (5/24/93).......................................................         5.00          5.12        5.64
 End. AUV $.................................................................         5.12          5.64        5.67
 End No. Non-Qualified AUs..................................................            0        11,178      82,312
 End. No. Qualified AUs.....................................................          491         8,248     107,910
Series FM (Money Market Portfolio)
 Beg. AUV $ (1/1/94)........................................................                                   5.00
 End. AUV $.................................................................                                   5.16
 End. No. Non-Qualified AUs.................................................                                 47,324
 End. No. Qualified AUs.....................................................                                  9,656

--------------------------------------------------------------------------------

AUV -- Accumulation Unit Value
AUs  -- Accumulation Units

                                  PERFORMANCE

    Security First Life may from time to time advertise the yield and effective yield on the Money Market Portfolio of the Separate Account and the average annual total returns for the other Funds in the Separate Account. Yields and average annual total returns are determined in accordance with the methods of computation set forth by the SEC in the Form N-4 Registration Statement and are more particularly described in the Statement of Additional Information. Yields are expressed for a seven day period, and average annual total returns are expressed for at least one, five and ten year periods (or from inception if shorter).

    The yields of the Money Market Portfolio are determined based upon the change in the value of an outstanding unit in the Separate Account over a seven day period and annualizing the result. The computation takes into account recurring deductions from account values, but no deduction is made for surrender charges which may apply upon a full or partial surrender. These charges are described in "Surrender Charges," page 12. In the event of a surrender of the Contract, the imposition of surrender charges will have the effect of reducing the yield earned over the period of ownership.

    The computation of average annual total returns does take into consideration recurring charges and any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.

                             FINANCIAL INFORMATION

    Financial Statements of the Separate Account and Security First Life are contained in the Statement of Additional Information.

             DESCRIPTION OF SECURITY FIRST LIFE INSURANCE COMPANY,
            THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT AND THE FUNDS

THE INSURANCE COMPANY

    Security First Life is a stock life insurance company founded in 1960 and organized under the laws of the State of Delaware. Its principal executive offices are located at 11365 West Olympic Boulevard, Los Angeles, California 90064. Security First Life owns all of the outstanding stock of Fidelity Standard Life Insurance Company. Security First Life is a wholly-owned subsidiary of Security First Group, Inc. ("SFG") (the successor to The Holden Group, Inc.) The outstanding voting stock of SFG is owned by London Insurance Group, Inc., a Canadian insurance service corporation and publicly traded subsidiary of the Trilon Corporation of Toronto, Canada. Security First Life is authorized to transact the business of life insurance, including annuities. Security First Life presently is licensed to do business in 49 states and the District of Columbia.

THE SEPARATE ACCOUNT

    The Separate Account was established by Security First Life on May 29, 1980, in accordance with the provisions of the Delaware Insurance Code. It is registered as a unit investment trust under the 1940 Act. Registration with the SEC does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or Security First Life.

    The Separate Account and each Series therein are administered and accounted for as part of the general business of Security First Life, but the income and realized capital gains or losses of each Series are credited to or charged against the assets held for that Series in accordance with the terms of the Contracts. This is done without regard to the income, realized capital gains or losses of any other Series or the experience of Security First Life in any other business it may conduct. The assets within each Series are not chargeable with liabilities incurred by any other Series, or arising out of any other business Security First Life may conduct.

    All obligations arising under the Contracts, including the guarantee to make annuity payments, are general corporate obligations of Security First Life, and all of Security First Life's assets are available to meet its expenses and obligations under the Contracts. However, while Security First Life is obligated to make the Variable Annuity payments under the Contracts, the amount of such payments is guaranteed only to the extent of the level amount calculated at the beginning of each Annuity year. (See "Level Payments Varying Annually," page 16.)

    The Separate Account is divided into a number of Series of Accumulation and Annuity Units, eight of which are available under the Contracts, and each Series invests in the shares of only one of the Funds. The Funds consist of (i) the Value Equity Series and U.S. Government Income Series of the Security First Trust, (ii) the Money Market Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio of the Variable Insurance Products Fund, (iii) the Asset Manager Portfolio, Contrafund Portfolio and Index 500 Portfolio of the Variable Insurance Products Fund II, (iv) the International Portfolio of the Scudder Variable Life Investment Fund, and (v) the Small Capitalization Portfolio of The Alger American Fund. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the net asset value per share next determined by each Fund following receipt of the applicable payment. Any dividend or capital gain distributions received from a Fund are reinvested in Fund shares which are retained as assets of the applicable Series. Fund shares will be redeemed without fee to the Series to the extent necessary for Security First Life to make Annuity or other payments under the Contracts.

    If shares of any Fund should no longer be available for investment by a Series or if in the judgment of Security First Life's management further investment in the shares of any fund should become inappropriate in view of the purposes of the Contracts issued, Security First Life may substitute for the Fund shares already purchased, and apply future Purchase Payments under the Contracts to the purchase of shares of another Fund or other securities. No substitution of securities of any Series may take place, however, without a prior favorable vote of a majority of the Owners entitled to vote who have invested in the Series and the prior approval of the SEC.

THE FUNDS

    Each of the Funds is a series or portfolio of an open-end management investment company registered with the SEC under the 1940 Act. Registration does not involve supervision by the SEC of the investments or investment policies of the Funds. There can be no assurance that the investment objectives of the Funds will be achieved.

    The Security First Trust is a Massachusetts business trust which has a number of series, two of which are available under the Contracts.

    Value Equity Series seeks to provide growth of capital and income. The Series pursues this objective by investing in common stocks of high quality companies. Emphasis is placed on stocks where the value is low when compared to present earnings.

    U.S. Government Income Series seeks to provide current income. The Series pursues this objective by investing in a professionally managed, diversified portfolio limited primarily to U.S. government securities.

    Security Management, a subsidiary of SFG and an affiliate of Security First Life and Security First Financial, Inc., provides investment advice and management services to the two series of Security First Trust described above. Under a subadvisory agreement with Security Management, Virtus, a wholly owned subsidiary of Signet Banking Corp., provides investment management services to the Value Equity Series and U.S. Government Income Series.

    Variable Insurance Products Fund and Variable Insurance Products Fund II are Massachusetts business trusts. Each is divided into separate portfolios. The following portfolios from these trusts are available under the Contracts:

    Money Market Portfolio seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The portfolio will invest only in high quality U.S. dollar denominated money market securities of domestic and foreign issuers.

    Growth Portfolio seeks to achieve capital appreciation normally through the purchase of common stocks (although the portfolio's investments are not restricted to any one type of security). Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

    Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.


    Contrafund Portfolio seeks capital appreciation by investing in equity or debt securities of companies that the investment adviser believes to be undervalued due to an overly pessimistic appraisal by the public.


    FMR is the investment adviser to each of the portfolios of the Variable Insurance Products Fund and the Variable Insurance Products Fund II.

    Scudder Variable Life Investment Fund is a Massachusetts business trust which is divided into separate Portfolios. The following Portfolio is available under the Contracts.

    International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The Portfolio invests in companies, wherever organized, which do business primarily outside the United States. The Portfolio intends to diversify investments among several countries and to have represented in its holdings business activities in not less than three different countries. The Portfolio does not intend to concentrate investments in any particular industry.

    The investment advisor of the Scudder Variable Life Investment Fund is Scudder.

    The Alger American Fund is a Massachusetts business trust which has a number of portfolios, one of which is available under the Contracts.

    Small Capitalization Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of less than $1 billion. Income is a consideration in the selection of investments but is not an investment objective of the Portfolio.

    The investment adviser of The Alger American Fund is Alger Management.

    The Funds are available to registered separate accounts offering variable annuity and variable life products of participating insurance companies and to other entities permitted under Section 817(h) of the Code. Although it is not anticipated that any disadvantages will result, there is a possibility that a material conflict may arise between the interest of the Separate Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other companies, or some other reason. In the event of a conflict, the Separate Account will take any steps necessary to protect Owners and variable annuity payees, which may include withdrawal of amounts invested in the Fund by the Separate Account.

    The rights of Participants or Beneficiaries to instruct Security First Life on voting shares of the Funds are described under "Voting Rights," page 19.


    Detailed information about the Funds, their investment objectives, investment portfolios and charges may be found in the prospectuses of the Funds. Delivery of prospectuses of the Funds must precede or accompany delivery of this prospectus. An investor should carefully read the Funds' prospectuses before investing. Prospectuses for Security First Trust, Variable Insurance Products Fund, Variable Insurance Products Fund II, Scudder Variable Life Investment Fund and The Alger American Fund may be obtained without charge by written request to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009.


                             PRINCIPAL UNDERWRITER

    Security First Financial, Inc., 11365 West Olympic Boulevard, Los Angeles, California 90064, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is the principal underwriter for the Contracts. Security First Financial, Inc., is a Delaware corporation and a subsidiary of SFG.

                                SERVICING AGENT

    Security First Life receives certain administrative services such as office space, supplies, utilities, office equipment, travel expenses and periodic reports pursuant to an agreement with SFG.

                             CUSTODY OF SECURITIES

    The custodian of the assets of the Separate Account is Security First Life. The assets of each Series will be kept physically segregated by Security First Life and held separate from the assets of the other Series and of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of Security First Life's officers and employees.

                                CONTRACT CHARGES

    Contract charges are assessed as follows: (i) for premium taxes; (ii) on a daily basis for administration of the Contract; and (iii) against the value of the assets of the Separate Account for the assumption of mortality risks and administrative expense risks. These charges may not be changed under the Contract, and Security First Life may profit from these charges in the aggregate.

    An investor should note that there are deductions from and expenses paid out of the assets of the Funds that are described in their respective prospectuses.

PREMIUM TAXES

    Certain state and governmental entities impose a premium tax of up to 2.35% (3.50% in Nevada) of Purchase Payments or amounts applied to an Annuity option. The Contracts permit Security First Life to deduct any applicable premium taxes from the Contract Value at or after the time they are incurred. Until further notice, Security First Life will deduct any premium tax only from amounts applied to an Annuity option.

NO SALES CHARGE

    Security Life has waived all sales charges under the Contract. As a result, there are no sales loads on purchase payments and no surrender charges on full or partial surrenders.

ADMINISTRATION FEES

    An administration fee of .000411% (.15% per annum) is deducted from the Owner's interest in the Separate Account on a daily basis. Contract administration expenses include the cost of policy issuance; salaries; rent; postage; telephone and travel expenses; legal, administrative, actuarial and accounting fees; periodic reports; office equipment; stationery; office space; and custodial expenses. These fees will not exceed the cost of providing such administration services.

MORTALITY RISK AND ADMINISTRATIVE EXPENSE RISK CHARGE

    The minimum death benefit provided for by the Contracts requires Security First Life to assume a mortality risk that the Contract Value will be less than the Owner's Purchase Payments adjusted for prior withdrawals and/or amounts applied to Annuity options. (See "Death Before the Annuity Date," page 17.) In addition, because the Contracts provide life Annuity options, Security First Life assumes a mortality risk that the death rate of Annuitants as a group will be lower than the death rate upon which the mortality tables specified in the Contracts are based. A fee will be charged by Security First Life to compensate it for assuming these mortality risks in connection with amounts allocated to the Separate Account. Security First Life will make a daily deduction from the Separate Account for mortality risks equal to .80% on an annual basis of the Separate Account assets funding the Contracts.

    Although Security First Life charges an administration fee equal to 0.15% per annum from the value of Separate Account assets funding the Contract, there is no assurance that these fees will be sufficient to absorb the administrative expenses incurred by Security First Life during the term of the Contract. As compensation for assuming the risk that administrative expenses will exceed such fees, Security First Life will make a daily deduction from the value of the Separate Account assets funding the Contracts equal to .45% on an annual basis.

    If Security First Life has gains from the receipt of the mortality and expense risk charges over its costs of assuming these risks under the Contracts, it may use the gains in its discretion, including reduction of expenses incurred in distributing the Contracts.

    Security First Life may, in its discretion, voluntarily waive a portion of the mortality and administrative expense risk charges, which waiver may be terminated at any time.

10-DAY FREE LOOK

    Any time within 10 days after receipt of the Contract, it may be returned for cancellation by delivering or mailing it to Security First Life at its administrative office. If the Contract is mailed, it will be deemed mailed on the date of the postmark or, if sent by certified or registered mail, the date of certification or registration. Such delivery or mailing of the Contract shall void it from the beginning, and the parties shall be in the same position as if it had not been issued. All Purchase Payments for the Contract shall be refunded.

                          DESCRIPTION OF THE CONTRACTS

ASSIGNMENT

    The Contracts provide that an Owner may freely assign his or her rights under them. However, the Code provides that Contracts issued in connection with
Section 401 or 403 plans and IRAs must be nontransferable and nonassignable.

PURCHASE PAYMENTS

    Purchase Payments may be made at any time. The minimum initial Purchase Payment is $1,000; with each additional Purchase Payment subject to a $100 minimum. Confirmation of each Purchase Payment received will be sent to the Owner.

CONVERSIONS

    Accumulation Units may be converted among the Series at any time. Conversion instructions may be communicated in writing or, if permitted by Security First Life, by telephone. If telephone conversions of Accumulation Units are permitted, the Owner will be required to complete an authorization on the Contract application or on another form provided by Security First Life. Security First Life will employ reasonable procedures to confirm that telephone instructions are genuine (including requiring one or more forms of personal identification), and Security First Life will not be liable for following instructions it reasonably believes to be genuine.

    Accumulation Units will be converted on the first valuation after receipt of written or telephone instructions. Because Accumulation Unit values are determined at the close of the New York Stock Exchange (currently 4:00 P.M. Eastern Time) on a Valuation Date, conversion instructions received up to that time will be effected at the value calculated on that Date and instructions received after that time will be effected at the value next calculated.

    Annuity Units may be converted among the Series at any time. Conversions described in this paragraph may be elected in writing only and will be effective on the first valuation following receipt of the instructions. Except as permitted under a dollar cost averaging program or a reallocation election, a minimum of $500 must be converted from any Series.

DOLLAR COST AVERAGING

    Security First Life offers a program for dollar cost averaging in which Owners with Contract Values of $5,000 or more may participate. The program will periodically convert Accumulation Units from the Series invested in the Money Market Portfolio of the Variable Insurance Products Fund to any of the other Series selected by the Owner. The program allows the Owner to invest in non-money market Series over any period selected by the Owner rather than investing in those Series all at once. Conversions may be made monthly, quarterly, semi-annually or annually in a minimum amount of $100, and Security First Life reserves the right to limit the number of Series to which conversions can be made (but there are not current limitations). An Owner may terminate the program at any time on written notice to Security First Life.

REALLOCATION ELECTION

    An Owner with a Contract Value of $5,000 or more may elect in writing on a form provided by Security First Life to systematically reallocate values invested in Accumulation Units among the Series in order to achieve an allocation ratio established by the Owner. Conversions will be made annually on the third business day of the month in which the anniversary of the Contract Date occurs. Changes in allocation ratios can be made once each Contract Year.

MODIFICATION OF THE CONTRACTS

    The Contracts include Security First Life's assurance that Annuity payments involving life contingencies will be based on the minimum guaranteed Annuity purchase rates incorporated in the Contracts, regardless of actual mortality experience. The Contracts include provisions legally binding on Security First Life with respect to these Annuity purchase rates and such other matters as death benefits, deductions from Purchase Payments, deductions from the

Separate Account for actuarial risk and administrative expense risk fees, and guaranteed rates with respect to fixed benefits. Security First Life may unilaterally change such provisions, but only: (i) with respect to any Purchase Payments received as a tax free exchange under the Code after the effective date of the change; (ii) with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Contract Year exceed the first year's Purchase Payments; or (iii) to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.

    A Contract may also be modified by written agreement between Security First Life and the Owner.

    Inquiries as to any Contract provisions should be made in writing to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009 or by telephoning 1(800)284-4536.

                              ACCUMULATION PERIOD

CREDITING ACCUMULATION UNITS IN THE SEPARATE ACCOUNT

    Accumulation Units are credited to a Series as directed by the Owner upon receipt of each Purchase Payment or conversion, as the case may be, provided that purchase payments of $100,000 or more will be initially invested in the Money Market Portfolio until the end of the applicable 10 day free look period. The number of Accumulation Units to be credited is determined each business day at the close of the New York Stock Exchange (currently 4:00 P.M. Eastern Time) by dividing the net amount allocated to a Series by the value of an Accumulation Unit in the Series next computed following receipt of the Payment or conversion.

SEPARATE ACCOUNT ACCUMULATION UNIT CURRENT VALUES

    The current value of Accumulation Units of a Series varies with the investment experience of the Fund in which the assets of the Series are invested. Such value is determined each business day at the close of the New York Stock Exchange (currently 4 P.M. Eastern Time) by multiplying the value of an Accumulation Unit in the Series on the immediately preceding Valuation Date by the net investment factor for the period since that day. (See "Net Investment Factor," below.) The Owner bears the investment risk that the aggregate current value invested in the Series may at any time be less than, equal to, or more than the amounts originally allocated to the Series.

NET INVESTMENT FACTOR

    The net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the administration fee, mortality risk fee and administrative expense risk fee) in the net asset value of the Fund in which a Series is invested, since the preceding Valuation Date. The net investment factor may be greater or less than one, depending upon the Fund's investment performance.

SURRENDER FROM THE SEPARATE ACCOUNT

    An Owner may surrender all or a portion of his or her cash value at any time prior to the Annuity Date. A surrender may result in adverse federal income tax consequences to the Owner including current taxation of the distribution and a penalty tax on a premature distribution. (See "Federal Income Tax Status," page 18.) Owners should consult their tax advisers before making withdrawals.

    The cash value of an Owner's interest in the Separate Account prior to the Annuity Date may be determined at any time by multiplying the number of Accumulation Units for each Series credited to the Contract by the current value of an Accumulation Unit in the Series. Upon receipt of a written request for a full or partial surrender, Security First Life will determine the value of the number of Accumulation Units surrendered at the Accumulation Unit value next computed.

    A request for a partial surrender from more than one Series must specify the allocation of the partial surrender among the Series. No partial surrender may be made that would cause an Owner's interest in any Series to have a value after the surrender of less than $500, unless the entire amount allocated to such Series is being surrendered.

    Payment of any amount surrendered from the Series will be made within seven days of the date the written request is received by Security First Life. Surrender may be suspended when: (i) trading on the New York Stock Exchange is restricted by the SEC or such Exchange is closed for other than weekends or holidays; (ii) the SEC has by order permitted such suspension; or (iii) an emergency as determined by the SEC exists making disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.

STATEMENT OF ACCOUNT

    Prior to the Annuity Date, each Owner will be provided with a written statement of account each calendar quarter in which a transaction occurred, but in no event less than one annually. The statement of account will show all transactions for the period being reported as well as the number of Accumulation Units of each Series then credited to the Contract, the current Accumulation Unit value for each Series, and the Contract Value as of the end of the reporting period.

                                ANNUITY BENEFITS

VARIABLE ANNUITY PAYMENTS

    The Owner's interest in the Series will be applied to provide a Variable Annuity. The dollar amount of Variable Annuity payments will reflect the investment experience of the Series but will not be affected by adverse mortality experience which may exceed the mortality risk charge provided for under the Contract.

ASSUMED INVESTMENT RETURN

    Variable Annuity payments will vary from payments based on the Assumed Investment Return depending on whether the investment experience of the Series is better or worse than the assumed return. The choice of the Assumed Investment Return affects the pattern of annuity payments. Over a period of time, if the Separate Account achieved a net investment result equal to the Assumed Investment Return applicable to a particular option, the Annuity Unit would not change in value, and the amount of the Annuity payments would be level. However, if the Separate Account achieved a net investment result greater than the Assumed Investment Return, the Annuity Unit would increase in value and the amount of the Annuity payments would increase in value each year. Similarly, if the Separate Account achieved a net investment result smaller than the Assumed Investment Return, the Annuity Unit would decrease in value and the amount of the Annuity payments would decrease each year.

    Although a higher initial payment would be received under a higher Assumed Investment Return, there is a point in time after which payments under a lower Assumed Investment Return would be greater, assuming payments continue through that point in time. The effect of a higher or lower Assumed Investment Return can be summarized as follows: a higher Assumed Investment Return will result in a larger initial payment but more slowly rising or more rapidly falling subsequent payments than a lower Assumed Investment Return.

    Unless otherwise elected, the Assumed Investment Return will be 4.25% per annum. To the extent permitted by state law and regulations, Security First Life will permit election of an Assumed Investment Return of 3.50%, 5% or 6%. It should not be inferred, however, that such returns will bear any relationship to the actual net investment experience of the Series.

ELECTION OF ANNUITY DATE AND FORM OF ANNUITY

    The Annuity Date and the form of Annuity payment are elected by the Owner. The normal Annuity Date is the Contract anniversary nearest to the Annuitant's 85th birthday, or the 10th anniversary of the Contract Date, whichever is later, except in the case of Qualified Contracts, which may require a different date. To the extent not prohibited by any Qualified Contract requirements, an optional Annuity Date may be elected; such date may be the first day of any month prior to the normal Annuity Date. The election must be made at least 31 days before the optional Annuity Date elected.

    The normal form of Annuity payment under the Contracts is Option 2, a life Annuity with 120 monthly payments certain. Unless indicated otherwise, Option 2 will be automatically applied. Changes in the optional form of Annuity payment may be made at any time up to 31 days prior to the date on which Annuity payments are to begin. Option 1 through 4 may be elected as either Variable Annuities or Fixed Annuities, while Option 5 may be elected only as a Fixed Annuity. The first year's Annuity payments described in Option 1 through 4 are determined on the basis of (i) the mortality table specified in the Contract,
(ii) the age and, where permitted, the sex of the Annuitant, (iii) the type of Annuity payment option(s) selected, and (iv) the Assumed Interest Return selected. Fixed Annuity payments described in Option 5 are determined on the basis of (i) the number of years in the payment period and (ii) the interest rate guaranteed with respect to the option. Fixed Annuities are funded through the General Account of Security First Life.

OPTION 1 -- LIFE ANNUITY

    An Annuity payable monthly during the lifetime of an individual, ceasing with the last payment due prior to the death of an individual. This option offers the maximum level of monthly payments since there is no guarantee of a minimum number of payments or of death benefits for Beneficiaries.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

    An Annuity payable monthly during the lifetime of an individual with a guaranteed minimum number of monthly payments not less than 120, 180 or 240 months, as elected. If at the death of the individual the specified number of payments have not been made, Annuity payments will be continued during the remainder of such period to the designated Beneficiary.

OPTION 3 -- INSTALLMENT REFUND LIFE ANNUITY

    An Annuity payable monthly during the lifetime of an individual with a guaranteed minimum number of monthly payments equal to the amount applied under this option divided by the first monthly payment. If the payee dies before receiving the "minimum number" of payments, the remaining payments will continue to the designated beneficiary.

OPTION 4 -- JOINT AND LAST SURVIVOR ANNUITY

    An Annuity payable monthly during the joint lifetime of two individuals and thereafter during the lifetime of the survivor, ceasing with the last payment due prior to the death of the survivor.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD

    A fixed dollar Annuity payable monthly for a specified number of years from 5 to 30. The amount of each payment will be based on an interest rate determined by Security First Life, that will not be less than 3.50% per annum. Fixed Annuity payments under this option may not be commuted to a lump sum, except as provided under "Death Benefits," page 17.

FREQUENCY OF PAYMENT

    Payments under all options will be made on a monthly basis, unless a different arrangement has been requested by the Owner and agreed to by Security First Life. If at any time any payments to be made to any payee under any Series are or become less than $50 each, Security First Life shall have the right to decrease the frequency of payments to such intervals as will result in a payment of at least $50 from each Series.

LEVEL PAYMENTS VARYING ANNUALLY

    Under the Contract, Variable Annuity payments are determined annually rather than monthly, so that Annuity payments, uniform in amount, are made monthly during each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. Thus, amounts of the Annuity payments vary with the investment performance of the Series from year to year rather than from month to month.

    The monthly Variable Annuity payments for the first year will be determined on the last Valuation Date of the second calendar week preceding the Annuity Date by using a formula described in the Contract. On each anniversary of the Annuity Date, Security First Life will determine the total monthly payments for the year then beginning. These will be determined by multiplying the number of Annuity Units in each Series from which payments are to be made by the Annuity Unit value of that Series for the Valuation Period in which the first payment for that year is due.

    The amount of the year's Variable Annuity payments is transferred to the General Account at the beginning of the year. Although an amount in the Separate Account is credited to an Annuitant and transferred to the General Account to make Annuity payments, it should not be inferred that the Annuitant has any property rights in this amount. The Annuitant has only a contractual right to Annuity payments from the amount credited to him or her in the Separate Account.

    The monthly Annuity payments for the year are made from the General Account with interest credited, in effect, using the Assumed Investment Return of 4.25% or the alternative Assumed Investment Return selected by the Owner. Security First Life will experience profits or loss on the amounts placed in the General Account to provide level monthly payments during the year to the extent that net investment income and gains in the General Account exceed or are lower than the Assumed Investment Return selected.

    Because Annuity payments for the year are set at the beginning of the year, the Annuitant will not benefit from increases in Annuity Unit values during the year and likewise will not be at risk for decreases during the year. However, such increases and decreases will be reflected in the calculation of Annuity payments for the subsequent year.

ANNUITY UNIT VALUES

    The value of an Annuity Unit at a Valuation Date is determined by multiplying the value of the Annuity Unit at the preceding Valuation Date by an "Annuity Change Factor." The Annuity Change Factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity Change Factor is determined by dividing the value of the Accumulation Unit at the Valuation Date by the value of the Accumulation Unit at the preceding Valuation Date and multiplying the result by a neutralization factor.

    The neutralization factor is determined by dividing 1 by the weekly equivalent of the Assumed Investment Return previously selected by the Annuitant. For example, the neutralization factor for the Assumed Investment Return of 4.25% is 0.9991999.

    The number of Annuity Units for a Series is determined by dividing the monthly Annuity payment for the first year by that Series' Annuity Unit value on the same date the first year's Annuity payments are calculated. The number of Annuity Units will not change unless the Owner converts Annuity Units to or from other Series or amounts from the General Account.

                                 DEATH BENEFITS

DEATH BEFORE THE ANNUITY DATE

    In the event that the Annuitant who is not the Owner dies before the Annuity Date, the Owner shall become the Annuitant. If the Owner dies before the Annuity Date, whether or not he or she is the Annuitant, the Beneficiary will be entitled to receive a death benefit. For purposes of determining the death of the Owner, the death of any joint Owner shall be deemed to be the death of the Owner. With respect to Nonqualified Contracts, if the Owner is not a natural person and the Annuitant dies, the cash value will be paid in a lump sum to the Owner or the Contract will be transferred to a natural person, in accordance with the Owner's written request, and the transferee will become the Owner and Annuitant.

    The death benefit shall be the greater of: (i) the Purchase Payments received under the Contract, reduced by amounts already applied to produce Annuity Income payments or for any prior partial surrenders or (ii) the Contract Value at the time of settlement.

    The Beneficiary may elect to receive the death benefit as either: (i) Annuity Income under Annuity Income Options One, Two, or Five described in
Article 7, provided that an election of an Annuity Income Option is subject to the following conditions: (a) payments must begin within one year of the Owner's death (provided that under a Qualified Contract the spouse of the Owner may delay commencement of payments to the date on which the Owner would have attained age 70 1/2); (b) the guaranteed period under Option Two or the designated period under Option Five may not be longer than the Beneficiary's life expectancy under applicable tables specified by the Internal Revenue Service; and (c) the Contract Value as of the date of the first Annuity Income payment will be used to determine the amount of the death benefit to be applied; or (ii) a lump sum payout, provided that this payout shall be made within five
(5) years of the date of death of the Owner.

    If the sole Beneficiary is the spouse of the Owner, the spouse may elect to succeed to all rights of the Owner under this Contract. If there is more than one Beneficiary living at the time of the Owner's death, each will share in the proceeds of the death benefit equally, unless the Owner has elected otherwise. If the Owner outlives all Beneficiaries, the death benefit will be paid to the Owner's estate in a lump sum. No Beneficiary shall have the right to assign, anticipate or commute any future payments under any of the options, except as provided in the election or by law.

    Rights to the death benefit will pass as if the Owner outlived the Beneficiary if: (i) the Beneficiary dies at the same time as the Owner; or (ii) the Beneficiary dies within 15 days of the Owner's death and prior to the date due proof of the Owner's death is received by Security First Life. Due proof of death will be a certified death certificate, an attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or such other documents as Security First Life may, at its option, accept.

DEATH AFTER THE ANNUITY DATE

    If the Annuitant under a Contract dies on or after the Annuity Date, the remaining portion of his or her interest will be distributed at least as rapidly as under the method of distribution being used at the date of the Annuitant's death. If no designated Beneficiary survives the Annuitant, the present value of any remaining payments certain on the date of death of the Annuitant, calculated on the basis of the assumed investment return previously elected, may be paid in one sum to the estate of the Annuitant unless other provisions have been made and approved by Security First Life. This value is calculated as of the date of payment following receipt of due proof of death.

    Unless otherwise restricted, a Beneficiary receiving variable payments under Option 2 or 3 after the death of an Annuitant may elect at any time to receive the present value of the remaining number of Annuity payments certain in a single payment, calculated on the basis of the assumed investment return previously selected. However, such election is not available to a Beneficiary receiving Fixed Annuity payments.

                           FEDERAL INCOME TAX STATUS

    The operations of the Separate Account form part of the operations of Security First Life, but the Code provides that no federal income tax will be payable by Security First Life on the investment income and capital gains of the Separate Account. No federal income tax is payable by the Owner on the investment income and capital gains under a Contract until Annuity payments commence or a full or partial withdrawal is made.

QUALIFIED CONTRACTS

    Under a section 401 pension plan, withdrawals may be made only in the event of death, disability, separation from service, or attainment of normal retirement age. Under Section 403(b) of the Code withdrawal prior to age 59 1/2 of amounts attributable to contributions and earnings made after December 31, 1988, are restricted in a manner similar to those under Section 401 pension plans. However, under a 403(b) annuity, the Code permits withdrawals of the contributed amounts (and not the earnings thereon) in cases of financial hardship. The restrictions on withdrawals from Section 403(b) annuities do not apply to Contract values attributable to Contract values before January 1, 1989. In the case of Section 457 deferred compensation plan, benefits are not permitted to be made available earlier than when the employee attains age
70 1/2, separates from service or is faced with an unforeseeable emergency. Withdrawals from an IRA can be made when the Owner attains age 59 1/2, dies or becomes disabled.

    Generally, all withdrawals made prior to age 59 1/2 that are not a result of death, disability, domestic relations order, deductible medical expense or received as a series of substantially equal payments made for the life of the Owner or the joint lives of the Owner and Owner's beneficiary will be subject to an additional 10% tax. Distributions from a Section 457 plan are not subject to this 10% penalty tax.

    In the case of section 401 or section 457 plans, the Contract Value must be distributed, or Annuity payments for life or a period not exceeding the life expectancy of the Participant or the Participant and a designated Beneficiary must commence by April 1 of the calendar year following the calendar year in which the employee attains age 70 1/2 (in the case of government plans and Section 457 Plans) or retires. The exception for retirement terminates on December 31, 1988 except for governmental plans and employees who have attained age 70 1/2 before January 1, 1988. If the Participant is a "5 percent Owner" (as defined in Section 416 of the Code) in the plan year ending in the calendar year in which he attains age 70 1/2 or the Owner of an IRA, then the required distributions described above must be made or commenced no later than the following April 1. The same distribution requirements apply to Section 403(b) tax sheltered annuities with respect to benefits accruing after December 31, 1986 in taxable years ending after that date.

    Providing certain requirements of the Code are met, distributions, other than required distributions, from a plan may be rolled over tax-free to another plan. Distributions from a section 401 plan may be rolled over to another section 401 plan or to an IRA. Distributions from a tax-sheltered Annuity may be rolled over to another tax-sheltered Annuity or to an IRA. Distributions from an IRA may be rolled over to another IRA and, if the IRA contains only permissible rollover amounts, to a section 401 plan or a tax-sheltered Annuity.

    All distributions, with the exception of a return of nondeductible employee contributions, received from a section 401, 403(b), 457 plan or IRA are included in gross income. In the case of section 401, or 403(b) plans and IRAs, a distribution is includible in the year in which it is paid. In the case of a section 457 plan, a distribution is includible in the year it is paid or when made available depending upon whether certain Code requirements are met. In very limited situations, a lump sum distribution from a section 401 plan may qualify for special forward income averaging may qualify for special long term capital gain treatment.

    In addition to the minimum distribution requirements, any payouts under
Section 401, 403(b) and 457 plans and IRAs must meet minimum incidental death benefit requirements under the Code. This requirement does not apply in the case of 401 plan Participants when the Participant's spouse is the designated beneficiary.

    Employers may deduct their contributions to self-employed and corporate pension and profit-sharing plans described in section 401 of the Code and tax-sheltered Annuities described in section 403(b) in the year when made, up to the limits specified in the Code. In addition these plans may permit nondeductible employee contributions. Any nondeductible employee contribution will be received tax free as a portion of each annuity payment.

NON-QUALIFIED CONTRACTS

    Distributions before the Annuity Date are treated as coming first from earnings, rather than purchase payments, until the entire amount of earnings has been distributed. For federal tax purposes, distributions include the receipt of proceeds from loans and the assignment or pledge of any portion of the Contract Value, as well as withdrawals, income payments, or death benefits. Deferred annuity contracts issued by an issuer to a policyholder in one calendar year will be treated as one contract for purposes of determining the tax consequences of any distribution. Distributions before the Annuity Date are taxable as ordinary income to the extent that the Contract Value exceeds Purchase Payments.

    Different rules apply to amounts distributed as an Annuity. A portion of each Annuity payment is treated as a nontaxable return of Purchase Payments. The remaining portion of each Annuity payment is taxable as ordinary income. The amount of each Annuity payment which is taxable is based on the period over which payments are to be made or, in the case of a life Annuity, the life expectancy of the Annuitant. A lump sum taken in lieu of remaining Annuity payments will be treated for tax purposes as a withdrawal.

    Income distributed as an Annuity or as a lump sum withdrawal will be subject of a 10% excise tax unless the distribution (1) occurs after the taxpayer attained age 59 1/2, (2) occurs after death or disability of the holder, (3) is attributable to an investment prior to August 14, 1982, (4) is in the form of an immediate annuity or (5) is a part of substantially equal payments to be made over the life or life expectancy of the taxpayer or the taxpayer and his or her designated beneficiary. The penalty will be imposed if an individual who elected to receive payments in substantially equal installments as a life or life expectancy annuity prior to age 59 1/2 changes the method of distribution before age 59 1/2. This individual will be assessed the penalty even after age 59 1/2 if annuity payments have not continued for five (5) years.

    Code Section 72(e)(11) provides that multiple annuity contracts which are issued within a calendar year to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences.

WITHHOLDING

    Security First Life is required to withhold federal income tax on Annuity payments, lump sum distributions and partial withdrawals. However, recipients of Contract distributions are allowed to make an election not to have federal income tax withheld. After an election is made with respect to Annuity payments, an Annuitant may revoke the election at any time, and thereafter commence withholding. Security First Life will notify the payee at least annually of his or her right to revoke the election.

    Security First Life is required to withhold 20% of certain taxable amounts constituting "eligible rollover distributions" to participants (including lump sum distributions) in retirement plans under Code Section 401 and tax deferred annuities under Code Section 403(b). This withholding requirement does not apply to distributions from such plans and annuities in the form of a life and life expectancy annuity (individual or joint), an annuity with a designated period of 10 years or more, or any distribution required by the minimum distribution requirements of Code Section 401(a)(9). Withholding on these latter types of distribution will continue to be made under the rules described in the prior paragraph. A participant cannot elect out of the 20% withholding requirement. However, if an eligible rollover distribution is rolled over into an eligible retirement plan or IRA in a direct trustee-to-trustee transfer, no withholding will be required.

    Payees are required by law to provide Security First Life (as payor) with their correct taxpayer identification number ("TIN"). If the payee is an individual, the TIN is the same as his or her social security number.

                                 VOTING RIGHTS

    Each Owner will have the right to instruct Security First Life with respect to voting the Fund shares which are the assets underlying his interest in the Separate Account, at all regular and special shareholders meetings. Security First Life will mail to each Owner, at his last known address, all periodic reports and proxy material of the applicable Fund and a form with which to give voting instructions. Fund shares as to which no timely instructions are received will be voted by Security First Life in proportion according to the instructions received from all Owners giving timely instructions. Security First Life is under no duty to inquire as to the instructions received or the authority of persons to instruct the voting of Fund shares, and unless Security First Life has actual knowledge to the contrary, the instructions given to it will be valid as they affect Security First Life or the Funds.

    Once Annuity payments with respect to an Owner's Account have begun, the Annuitant shall have any voting rights exercisable with respect to the Fund shares.

    The number of votes to be cast by each person having the right to vote shall be determined as of a record date within 90 days prior to the meeting of the Fund, and voting instructions will be solicited by written communication at least 10 days prior to such meeting. To be entitled to vote, an Owner or Annuitant must have been such on the record date. The number of shares as to which voting instructions may be given to Security First Life is determined by dividing that portion of the Contract Value then allocated to the Series for that Fund on the record date by the net asset value of a Fund share as of the same date.

                               LEGAL PROCEEDINGS

    Security First Life, in the ordinary course of its business, is engaged in litigation of various kinds which in its judgment is not of material importance in relation to its total assets. There are no present or pending material legal proceedings affecting the Separate Account.

                             ADDITIONAL INFORMATION


    For further information contact Security First Life at the address and phone number on the cover of this Prospectus. A copy of the Statement of Additional Information, dated March 1, 1996, which provides more detailed information about the Contracts, may also be obtained. Set forth below is the table of contents for the Statement of Additional Information.


    A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement, to all of which reference is made for further information concerning the Separate Account, Security First Life and the Contracts offered hereby. Statements contained in this Prospectus as to the contents of the Contracts and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                                                 PAGE
                                                                                                 -----
The Insurance Company............................................................................    3
The Separate Account.............................................................................    3
The Funds........................................................................................    3
Purchase of Securities Being Offered.............................................................    7
Net Investment Factor............................................................................    7
Annuity Payments.................................................................................    7
Withholding on Annuity Payments and Other Distributions..........................................    9
Underwriters, Distribution of the Contracts......................................................   10
Calculation of Performance Data..................................................................   10
Voting Rights....................................................................................   12
Safekeeping of the Securities....................................................................   12
Servicing Agent..................................................................................   12
Independent Auditors.............................................................................   12
Legal Matters....................................................................................   12
State Regulation of Security First Life..........................................................   12
Financial Statements.............................................................................   13

                                                        Rule 497(c)
                                                        '33 Act File No. 33-7094





                                  STATEMENT OF

                             ADDITIONAL INFORMATION



                     SECURITY FIRST LIFE SEPARATE ACCOUNT A



           __________________________________________________________

             INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

           __________________________________________________________



                     SECURITY FIRST LIFE INSURANCE COMPANY



                                MARCH 1, 1996





This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus. A copy of the prospectus, dated March 1, 1996, may be obtained without charge by writing to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009 or by telephoning 1 (800)284-4536.

                               TABLE OF CONTENTS



                                                                                    Page
                                                                                    ----
The Insurance Company                                                               3

The Separate Account                                                                3

The Funds                                                                           3

Purchase of Securities Being Offered                                                7

Net Investment Factor                                                               7

Annuity Payments                                                                    7

Withholding on Annuity Payments and Other Distributions                             9

Underwriters, Distribution of the Contracts                                         10

Calculation of Performance Data                                                     10

Voting Rights                                                                       12

Safekeeping of Securities                                                           12

Servicing Agent                                                                     12

Independent Auditors                                                                12

Legal Matters                                                                       12

State Regulation of Security First Life                                             12

Financial Statements                                                                13

THE INSURANCE COMPANY

Security First Life Insurance Company ("Security First Life") is a wholly owned subsidiary of The Holden Group, Inc. ("THG"). The common shares of THG are held by London Insurance Group, a Canadian insurance services corporation and a publicly-traded subsidiary of the Trilon Financial Corporation of Toronto, Canada.

THE SEPARATE ACCOUNT

The Security First Life Separate Account A ("Separate Account") presently funds the Contracts described in this Prospectus and group variable annuity contracts on Forms SF 224R1, SF 224FL, SF 226R1, SF 234 and SF 236. These group variable annuity contracts are described in other prospectuses. The individual combination fixed and variable and variable annuity contracts ("Contracts") described in this Statement of Additional Information and related prospectuses are distinct contracts from the above described group variable annuity contacts.

Amounts transferred to the Separate Account under the Contracts are invested in the securities of eight Funds: (i) the Value Equity Series and U.S. Government Income Series of Security First Trust, (ii) the Money Market Portfolio, Growth Portfolio and Overseas Portfolio of the Variable Insurance Products Fund, (iii) the Contrafund Portfolio of the Variable Insurance Products Fund II, (iv) the International Portfolio of the Scudder Variable Life Investment Fund and (v) the Small Capitalization Portfolio of The Alger American Fund. The Separate Account is divided into a number of Series of Accumulation and Annuity Units, eight of which are offered under the Contracts: Series SV (Value Equity Series), Series SU (U.S. Government Income Series), Series FM (Money Market Portfolio), Series FG (Growth Portfolio), Series FO (Overseas Portfolio), Series FC (Contrafund Portfolio), Series SI (International Portfolio) and Series SC (Small Capitalization Portfolio).

THE FUNDS

Security First Trust (the "Trust") is a Massachusetts business trust which was formed on February 13, 1987 and is registered with the Securities and Exchange Commission as an open-end management investment company.

Value Equity Series seeks to provide growth of capital and income. The Series pursues this objective by investing in common stocks of high quality companies. Emphasis is placed on stocks where the value is low when compared to present earnings.

U.S. Government Income Series seeks to provide current income. The Series pursues this objective by investing in a professionally managed, diversified portfolio limited primarily to U.S. government securities.

The Variable Insurance Products Fund and Variable Insurance Products Fund II are Massachusetts business trusts and are registered with the Securities and Exchange Commission as open-end, diversified management investment companies.

Money Market Portfolio seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Portfolio will invest only in high quality U.S. dollar denominated money market securities of domestic and foreign issuers.

Growth Portfolio seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

Overseas Portfolio seeks long term growth of capital primarily through investments in foreign securities. Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

Contrafund Portfolio seeks capital appreciation by investing in equity or debt securities of companies that the investment adviser believes to be undervalued due to an overly pessimistic appraisal by the public.

Scudder Variable Life Investment Fund is a Massachusetts business trust which is divided into separate Portfolios. The following Portfolio is available under the Contracts.

International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable forein equity investments. The Portfolio invests in companies, wherever organized, which do business primarily outside the United States. The Portfolio intends to diversify investments among several countries and to have represented in its holdings business activities in not less than three different countries. The Portfolio does not intend to concentrate investments in any particular industry.

The investment advisor of the Scudder Variable Life Investment Fund is Scudder.

The Alger American Fund is a Massachusetts business trust which has a number of portfolios, one of which is available under the Contracts:

Small Capitalization Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of less than $1 billion. Income is a consideration in the selection of investments but is not an investment objective of the Portfolio.

Security First Trust has contracted to receive investment advice and management services from Security First Investment Management Corporation ("Security Management") a wholly-owned subsidiary of THG, and an affiliate of Security First Life and Security First Financial, Inc. Security Management receives an annual fee, accrued daily and payable in monthly installments, based on .90% for the Value Equity Series and U.S. Government Income Series.

Security Management has entered into a sub-advisory agreement with Virtus Capital Management, Inc. ("Virtus"), the successor in interest to Signet Asset Management under which Virtus provides investment advisory services to the U.S. Government Income Series of Security First Trust. Virtus is entitled to receive an annual fee from Security Management, accrued daily and payable in monthly installments equal to 0.75% of average daily net assets of the Series.

In 1994 the fees charged by Security Management and Virtus were voluntarily reduced to .09% and .13%, respectively.

Variable Insurance Products Fund and Variable Insurance Products Fund II have entered into investment advisory agreements with Fidelity Management and Research Company ("FMR") under which it received investment advisory fees.

Money Market Portfolio's advisory fee is made up of two components: (a) a basic fee rate and (b) an income-based component. The basic fee rate is the sum of the following two components:

      a. A group fee rate based on the monthly average net assets of all the mutual funds advised by FMR. This rate cannot rise above .37%, and it drops as total assets in all these funds rise. The effective group fee rate for December 1994 was .1563%.

      b.  An individual fund fee rate of 0.03%.

One-twelfth of the combined annual fee rate is applied to the fund's net assets averaged over the most recent month, giving a dollar amount which is the fee for that month. If the fund's gross yield is 5% or less, the basic fee is the total management fee. The income-based component is added to the basic fee only when the fund's yield is greater than 5%. The income-based fee is 6% of that portion of the fund's yield that represents a gross yield of more than 5% per year. The maximum income-based component is .24%.

For fiscal year 1994, the Portfolio's Management fee was 0.20% of the average net assets of the Portfolio--approximately $2.00 for every $1,000 of the Portfolio's average net assets.

Growth, Overseas and Contrafund Portfolios' annual fee rates are the sum of two components:

      a. A group fee rate based on the monthly average net assets of all the mutual funds advised by FMR. This rate cannot rise above .52%, and it drops as total assets in all these funds rise. The effective group fee rate for December 1994 was .3193%.

      b. An individual fund fee rate of .30% for the Growth Portfolio, .45% for the Overseas Portfolio, .20% for the Equity-Income Portfolio, .40% for the Asset Manager Portfolio and .30% for the Contrafund Portfolio.

One-twelfth of the combined annual rate is applied to each Portfolio's net assets averaged over the most recent month, giving a dollar amount which is the fee for that month.

In fiscal year 1994, FMR's fee was .62% of Growth Portfolio's average net assets ($6.20 per $1,000), .77% of Overseas Portfolio's average net assets ($7.70 per $1,000), and is estimated for 1995 to be .62% of Contrafund Portfolio's average net assets ($6.20 per $1,000). Overseas Portfolio's total fee may be higher than those of other mutual funds because of the greater complexity, expense and commitment of resources involved in international investing.

The mutual funds advised by FMR have over 22 million shareholder accounts with a total value of more than $250 billion.

The Scudder Variable Life Investment Fund has contracted to receive investment advice and management services from Scudder, Stevens & Clark, Inc. ("Scudder"). Scudder receives an annual fee, accrued daily and paid monthly, equal to .875% of the International Portfolio's average daily net assets.

The Alger American Fund has contracted to receive investment advice and management services from Fred Alger Management, Inc. ("Alger Management"), a wholly owned subsidiary of Alger Associates, Inc. Alger Management receives an annual fee, accrued daily and paid monthly, equal to .85% of the Small Capitalization Portfolio's average daily net assets.

The primary objective of a Variable Annuity having Separate Account assets chiefly invested in a portfolio of common stocks is to provide Annuitants with Annuity Payments which will tend to remain level during a period when the economy is relatively stable and to provide increased Annuity Payments during periods of economic growth and inflation. It is believed that the value of such Separate Account investment will, over the long-term, tend to reflect changes in the general economic price level. Historically, the value of diversified portfolio of common stocks held for an extended period of time has tended to rise during periods of economic growth and inflation. However, there is no exact correlation between the two. In some periods, the value of a common stock portfolio has declined while the cost of living has increased.

The primary objective of a Variable Annuity having Separate Account assets chiefly invested in fixed income securities is to provide Annuitant with Annuity Payments which will be higher in amount than those provided by conventional Fixed Annuities. It should be recognized, however, that a portfolio consisting of nonconvertible fixed income securities and which is designed to obtain a high level of current yield involves market risks that are not found in a Fixed Annuity and differ from those found in a Variable Annuity that is invested primarily in common stocks.

The market value of nonconvertible fixed income securities usually reflects yields then generally available in securities of similar quality and type. Based upon historical analysis, when interest rates decline, the market value of a portfolio already invested at higher interest rates may be expected to rise if such securities are not subject to call at the option of the issuer. Conversely, when such interest rates increase, the market value of a portfolio already invested at lower interest rates may be expected to decline. The Bond Series and the Growth and Income Series may, pursuant to their investment policies, invest a significant portion of their assets in long-term fixed income securities. Because of this, Owners who select one of these Series as the basis for Annuity payments should recognize that Annuity Payments may decrease during periods when interest rates and general prices are rising.

Owners should carefully consider which of the underlying Funds is best suited to their long-term needs.

PURCHASE OF SECURITIES BEING OFFERED

Purchase Payments may be made at any time. The minimum initial Purchase Payment is $1,000 with each additional Purchase Payment subject to a $100 minimum. Purchase Payments to the combination fixed and variable annuity contract may be allocated to the General Account, Separate Account or allocated between these Accounts. Purchase Payments to the variable annuity contract may only be allocated among the Series of the Separate Account. Amounts in Separate Account Series may be converted to amounts in any one or more other Separate Account Series at any time. Amounts invested in the combination fixed and variable annuity contract may also be transferred from the Separate Account to the General Account; however, amounts may not be transferred from the General Account to the Separate Account except upon annuitization.

NET INVESTMENT FACTOR

The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the actuarial risk fee) in the net asset value of each Fund in which the Series in invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for administration fees, mortality risks and administrative expense risks (.003836%) for each calendar day between the preceding Business Day and the end of the current Business Day.

ANNUITY PAYMENTS

      Basis of Variable Benefits

The Variable Annuity benefits rates used in determining Annuity Payments under the Contracts are based on actuarial assumptions, reflected in tables in the Contracts, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Security First Life's Modified Select Annuity Mortality Table, projected to the year 2000 on Projection Scale C, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

                   Calendar Year                    Adjusted
                     of Birth                        Age is
                   -------------                    --------
                    Before 1916                 Actual Age
                    1916 - 1935                 Actual Age Minus 1
                    1936 - 1955                 Actual Age Minus 2
                    1956 - 1975                 Actual Age Minus 3
                    1976 - 1995                 Actual Age Minus 4

      Determination of Amount of Monthly Variable Annuity Payments For
      First Year

The Separate Account value used to establish the monthly Variable Annuity Payment for the first year consists of the value of Accumulation Units of each Series of the Separate Account credited to a Contract Owner on the last day of the second calendar week before the Annuity Date. The Contracts contain tables showing monthly payment factors and Annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year an amount is transferred from the Separate Account to the General Account and level monthly Annuity Payments for the year are made out of the General Account for that year. That amount to be transferred is determined by multiplying the Annuity premium rate per $1,000 set forth in Contract tables by the number of thousands of dollars of Separate Account value credited to a Contract Owner. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the Annuity premium) by the monthly payment factor in the same table. In the event the Contract involved has Separate Account Accumulation Units in more than one Series, the total monthly Annuity Payment for the first year is the sum of the monthly Annuity Payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of Annuity Units for each Separate Account Series is also established for the Annuitant by dividing the monthly payment derived from that Series for the first year by the Separate Account Annuity Unit values for the Series on the last Business Day of the second calendar week before the first Annuity Payment is due. The number of Annuity Units remains fixed during the Annuity period unless Annuity Units are converted to another Series.

      Determination of Amount of Monthly Variable Annuity Payments for Second and Subsequent Years

As of each anniversary of the Annuity Date, Security First Life will determine the amount of the monthly Variable Annuity Payments for the year then beginning. Separate determinations will be made for each Separate Account Payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the Annuitant has Annuity Units, with the total Annuity Payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of Annuity Units for that Series by the Annuity Unit value for that Series for the Valuation Period in which the first payment for the year is due. It will be Security First Life's practice to mail Variable Annuity Payments no later than seven days after the last day of the Valuation Period upon which they are based or the monthly anniversary thereof.

The objective of a Variable Annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend in part upon the validity of the assumption that the net investment return of the Separate Account equals the Assumed Investment Return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than equal to or greater than the Assumed Investment Return.

      Annuity Unit Value

The initial value of an Annuity Unit is $5 for each Series for the first Valuation Period as of which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity change factor" for the second preceding Valuation Period. The Annuity change factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity change factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period by the value of an

Accumulation Unit at the end of the preceding Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity Payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Fund. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity change factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.

WITHHOLDING ON ANNUITY PAYMENTS AND OTHER DISTRIBUTIONS

Security First Life is required to withhold federal income tax on Contract distributions (such as Annuity Payments, lump sum distributions or partial surrenders). However, recipients of Contract distributions are allowed to make an election not to have federal income tax withheld. After such election is made with respect to Annuity Payments, an Annuitant may revoke the election at any time, and thereafter commence withholding. In such a case, Security First Life will notify the payee at least annually of his or her right to change such election.

The withholding rate followed by Security First Life will be applied only against the taxable portion of Contract distributions. Federal tax will be withheld from Annuity Payments pursuant to the recipient's withholding certificate. If no withholding certificate is filed with Security First Life, federal tax will be withheld from Annuity Payments on the basis that the payee is married with three withholding exemptions. Federal tax on the taxable portion of a partial or total surrender (i.e., non-periodic distribution) generally will be withheld at a flat 10% rate. In the case of a plan qualified under Sections 401(a) or 403(a) of the Code, if the balance to the credit of a participant in a plan is distributed within one taxable year to the recipient ("total distribution"), the amount of withholding will approximate the federal income tax on a lump sum distribution. If a total distribution is made from such a plan or a tax-sheltered annuity on account of the participant's death, the amount of withholding will reflect the exclusion from federal income tax for employer-provided death benefits.

As of January 1, 1993, Security First Life is required to withhold 20% of certain taxable amounts constituting "eligible rollover distributions" to participants (including lump sum distributions) in retirement plans under Code
Section 401 and tax deferred annuities under Code Section 403(b). This withholding requirement does not apply to distributions from such plans and annuities in the form of a life and life expectancy annuity (individual or joint), an annuity with a designated period of 10 years or more, or any distribution required by the minimum distribution requirements of Code Section 401(a)(9). Withholding on these latter types of distribution will continue to be made under the rules described in the prior paragraph. A participant cannot elect out of the 20% withholding requirement. However, if an eligible rollover distribution is rolled over into an eligible retirement plan or IRA in a direct trustee-to-trustee transfer, no withholding will be required.

Payees are required by law to provide Security First Life (as payor) with their correct taxpayer identification number ("TIN"). If the payee is an individual, the TIN is the same as his or her social security number. If the payee elects not to have federal income tax withheld on an Annuity Payment or a nonperiodic distribution and a correct TIN has not been provided, such election is ineffective, and such payment will be subject to withholding as noted above.

UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold as a continuous offering by individuals who are appropriately licensed as insurance agents of Security First Life for the sale of life insurance and Variable Annuity Contracts in the state where the sale is made. In addition, these individuals will be registered representatives of the principal underwriter, Security First Financial, Inc., or of other broker-dealers registered under the Securities Exchange Act of 1934 whose registered representatives are authorized by applicable law to sell Variable Annuity Contracts issued by Security First Life. Commissions on sales of contracts range from 0% to 8.5%. Agents are paid from the General Account of Security First Life. Such commissions bear no direct relationship to any of the charges under the Contracts. It is expected that the Contracts will be sold in 48 states. No direct underwriting commissions are paid to Security First Financial, Inc.

CALCULATION OF PERFORMANCE DATA

a. Money Market Portfolio. The yield of the Money Market Portfolio of the Separate Account for the seven day period ended December 31, 1994 was 4.36%. This yield was computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Series at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting yield figure carried to a least the nearest hundredth of one percent.

The effective yield of the Money Market Portfolio of the Separate Account for the seven day period ended December 31, 1994 was 4.45%. This effective yield was computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Series at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

      EFFECTIVE YIELD = (BASE PERIOD RETURN + 1)365/7 - 1.

b. Other Funds. The average annual total return of the other Funds in the Separate Account as of December 31, 1994 are as follows:*

                                        Average Annual Total Returns
                                        ----------------------------
                                         1 yr.                5 yr.       Inception to Date
                                        ------                -----      ------------------
      Growth Portfolio                  -1.27%                             3.79% (5/25/93)
      Overseas Portfolio                 0.49%                             7.42% (5/25/93)





__________________________________

* The Series investing in the Value Equity Series, U.S. Government Income Series, Contrafund Portfolio, International Portfolio or Small Capitalization Portfolio had not commenced operations as of the date of this statement.

Average annual total return was computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)n = ERV

Where:

      P      =      a hypothetical initial payment of $1,000
      T      =      average annual total return
      n      =      number of years
      ERV    =      ending redeemable value of a hypothetical $1,000 payment
                    made at the beginning of the 1, 5, or 10 year periods
                    (or fractional portion thereof).

The computation of average annual total returns do take into consideration recurring charges and any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.

VOTING RIGHTS

Unless otherwise restricted by the plan under which a Contract is issued each Owner will have the right to instruct Security First Life with respect to voting the Fund Shares which are the assets underlying the Owner's interest in the Separate Account, at all regular and special shareholders meetings. An Annuitant's voting power with respect to Fund shares held by the Separate Account declines during the time the Annuitant is receiving a Variable Annuity based on the investment performance of the Separate Account, because amounts attributable to the Annuitant's interest are being transferred annually to the General Account to provide the variable payments.

SAFEKEEPING OF SECURITIES

Custody of all assets of the Separate Account are held by Security First Life. The assets of each Separate Account Series will be kept physically segregated by Security First Life and held separate from the assets of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of Security First Life's officers and employees.

SERVICING AGENT

An administrative services agreement has been entered into between Security First Life and THG under which the latter has agreed to perform certain of the administrative services relating to the Contracts and for the Separate Account. THG performs substantially all of the recordkeeping and administrative services for the Separate Account. Security First Life has not paid any fees to THG for these services.

INDEPENDENT AUDITORS

The financial statements of Security First Life and its Separate Account included in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear elsewhere herein and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included in reliance on their reports, given on their authority as experts in accounting and auditing.

LEGAL MATTERS

Legal matters concerning federal securities laws applicable to the issue and sale of the variable annuity contracts have been passed upon by Routier and Johnson, P.C., 1700 K Street, N.W., Washington, D.C. 20006.

STATE REGULATION OF SECURITY FIRST LIFE

Security First Life is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of Security First Life for the preceding year and its financial condition on December 31 of such year. Security First Life's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. Security First Life was last examined as of December 31, 1990, and an examination as of December 31, 1993 is currently in progress. While Delaware insurance law prescribes permissible investments for Security First Life, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of Security First Life.

In addition, Security First Life is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for Security First Life.

FINANCIAL STATEMENTS

The financial statements of Security First Life contained herein should be considered only for the purposes the of informing investors as to its ability to carry out the contractual obligations as a sponsor under the Annuity contracts and as custodian as described elsewhere herein and in the prospectus. The financial statements of the Separate Account are also included in this Statement of Additional Information.

                                 [LETTERHEAD]




                        REPORT OF INDEPENDENT AUDITORS

To The Board of Directors
Security First Life Insurance Company
  and Contract Owners
Security First Life Separate Account A

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of certain series of Security First Life Separate Account A (Series B, G, T, P, I, FA, FG, FI, FO and FM and terminating on January 31, 1994 Series M) as of December 31, 1994, and the related statements of operations and changes in net assets for each of the periods indicated. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1994, by correspondence with the respective mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of certain series of Security First Life Separate Account A (Series B, G, T, P, I, FA, FG, FI, FO and FM and terminating on January 31, 1994 Series M) at December 31, 1994, and the results of their operations and changes in their net assets for each of the periods indicated in conformity with generally accepted accounting principles.



                                       /s/ ERNST & YOUNG LLP
                                       -----------------------
                                       ERNST & YOUNG LLP


Los Angeles, California
March 29, 1995

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1994



                                                     Series B      Series G       Series T      Series P       Series I
                                                    ----------    -----------    ----------    ----------     ----------
ASSETS

Investments -- Notes 1 and 2 and Schedule I

  Security First Trust - Bond Series
    (1,426,812 shares at net asset value
    of $3.58 per share; cost $5,664,715)            $5,109,780

  Security First Trust - Growth and
    Income Series (5,391,107 shares at
    net asset value of $9.05 per share;
    cost $49,162,613)                                             $48,779,742

  T. Rowe Price Growth Stock Fund, Inc.
    (1,567,532 shares at net asset value
    of $18.75 per share; cost $31,165,042)                                       $29,391,227

  T. Rowe Price Prime Reserve Fund, Inc.
    (2,592,010 shares at net asset value
    of $1.00 per share; cost $2,592,010)                                                        $2,592,010

  T. Rowe Price International Fund, Inc.
    (435,381 shares at net asset value of
    $11.32 per share; cost $5,261,595)                                                                        $4,928,515

Dividends receivable                                                                                11,808

Receivable from Security First Life
  Insurance Company for purchases                        1,378         45,211         31,785           329       29,244

Other assets                                               124            911             10           137
                                                    ----------    -----------    -----------    ----------    ----------
        TOTAL ASSETS                                $5,111,282    $48,825,864    $29,423,022    $2,604,284    $4,957,759

SECURITY FIRST LIFE SEPARATE ACCOUNT A

                                               Series B       Series G       Series T         Series P      Series I
                                              ----------    -----------    ------------     -----------   -----------
LIABILITIES
  Payable to Security First Life
    Insurance Company for mortality
    and expense risk -- Note 2                $    4,056    $    37,438    $     21,149     $    2,070    $     3,445

  Payable to Security First Life
    Insurance Company for redemptions                210          3,269           2,922            240            420

  Payable to Mutual Funds                          1,378         45,049

  Other liabilities                                  158          2,061                                            15
                                              ----------    -----------    ------------     ----------    -----------

      TOTAL LIABILITIES                            5,802         87,817          24,071          2,310          3,880


NET ASSETS -- Notes 4 and 5
  Cost to Investors:
    Series B Accumulation Units                5,660,415
    Series G Accumulation Units                              49,120,918
    Series T Accumulation Units                                             31,172,766
    Series P Accumulation Units                                                              2,601,974
    Series I Accumulation Units                                                                             5,286,959

  Accumulated Undistributed Loss:
    Net unrealized depreciation                 (554,935)      (382,871)    (1,773,815)                      (333,080)
                                              ----------    -----------    -----------      ----------     ----------

    NET ASSETS APPLICABLE TO
    OUTSTANDING UNITS OF CAPITAL -- Note      $5,105,480    $48,738,047    $29,398,951      $2,601,974     $4,953,879
                                              ==========    ===========    ===========      ==========     ==========





The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 1994


                                          Series B         Series G           Series T         Series P    Series M     Series I
                                         ----------       ----------         -----------       -------     ---------    ---------
INVESTMENT INCOME:
  Dividends                               $ 296,862       $ 1,665,611        $ 2,615,686       $99,544      $2,005      $ 301,721

EXPENSES:
  Charges for mortality and
    expense risk                             51,537           436,445            242,266        24,617         707         27,928
  Other expense (income)                      6,504            14,003              5,586           730          13         (4,466)
                                          ---------       -----------        -----------       -------      ------      ---------
                                             58,041           450,448            247,852        25,347         720         23,462
                                          ---------       -----------        -----------       -------      ------      ---------
    Net Investment Income                   238,821         1,215,163          2,367,834        74,197       1,285        278,259

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on sale
    of investments                           19,242         2,736,099          1,786,634                                  147,429
  Unrealized depreciation                  (508,208)       (3,086,482)        (4,153,007)                                (555,178)
                                          ---------       -----------        -----------       -------      ------      ---------
  Net loss on investments                  (488,966)         (350,383)        (2,366,373)                                (407,749)
                                          ---------       -----------        -----------       -------      ------      ---------
    Increase (decrease) in net assets
      resulting from operations           $(250,145)      $   864,780        $     1,461       $74,197      $1,285      $(129,490)
                                          =========       ===========        ===========       =======      ======      =========






The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1994


                                            Series B        Series G       Series T       Series P       Series M       Series I
                                          -------------   ------------   ------------    -----------   ------------    -----------
Operations:

  Net investment income                   $     238,821    $ 1,215,163   $  2,367,834    $    74,197   $      1,285    $   278,259

  Net realized gain on
    investments                                  19,242      2,736,099      1,786,634                                      147,429

  Net unrealized depreciation
    of investments                             (508,208)    (3,086,482)    (4,153,007)                                    (555,178)
                                          -------------    -----------   ------------    -----------   ------------    -----------
    Increase (decrease) in net
      assets resulting from operations         (250,145)       864,780          1,461         74,197          1,285       (129,490)

Increase in net assets resulting
  from capital unit transactions --
  Notes 2, 4 and 6                             (279,127)     4,586,417      4,781,841       (564,963)    (2,478,148)     3,540,284
                                          -------------    -----------  -------------   ------------    -----------    -----------
    Total Increase (Decrease)                  (529,272)     5,451,197      4,783,302       (490,766)    (2,476,863)     3,410,794

Net Assets at December 31, 1993               5,634,752     43,286,850     24,615,649      3,092,740      2,476,863      1,543,085
                                          -------------   ------------  -------------   ------------   ------------    -----------
Net Assets at December 31, 1994           $   5,105,480   $ 48,738,047  $  29,398,951   $  2,601,974   $          0    $ 4,953,879
                                          =============   ============  =============   ============   ============    ===========





The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

FIVE MONTHS ENDED DECEMBER 31, 1993

                                             Series B       Series G      Series T        Series P      Series M       Series I
                                          -------------   ------------   -----------    -----------    -----------    ----------
Operations:

  Net investment income                   $     277,422   $    842,194   $ 1,189,477    $    23,389     $   13,293    $   31,174

  Net realized gain on investments              216,848      2,510,878       422,453                                      11,511

  Net unrealized appreciation
    (depreciation) of investments              (404,663)    (1,245,837)      885,629                                     160,637
                                          -------------   ------------   -----------    -----------     ----------    ----------
    Increase in net assets resulting
      from operations                            89,607      2,107,235     2,497,559         23,389         13,293       203,322

Increase in net assets resulting from
   capital unit transactions --
   Notes 2 and 4                              2,173,779     19,328,389     3,689,335      1,597,979        608,327       503,324
                                          -------------   ------------   -----------    -----------     ----------    ----------
        Total Increase                        2,263,386     21,435,624     6,186,894      1,621,368        621,620       706,646

Net Assets at July 31, 1993                   3,371,366     21,851,226     8,428,755      1,471,372      1,855,243       836,439
                                          -------------   ------------   -----------    -----------     ----------    ----------
Net Assets at December 31, 1993           $   5,634,752   $ 43,286,850   $ 4,615,649    $ 3,092,740     $2,476,863    $1,543,085
                                          =============   ============   ===========    ===========     ==========    ==========




The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED JULY 31, 1993

                                           Series B        Series G       Series T        Series P      Series M     Series I
                                          ----------     -----------     -----------     ----------    ----------    --------
Operations:

  Net investment income                   $  130,194     $   258,145     $   806,432     $   33,360    $   24,002    $  8,019

  Net realized gain on investments             5,965         223,428         312,295                                    2,637

  Net unrealized appreciation of
    investments during the year              101,180         957,799         204,072                                   61,459
                                          ----------     -----------     -----------     ----------    ----------    --------
    Increase in net assets resulting
      from operations                        237,339       1,439,372       1,322,799         33,360        24,002      72,115

Increase (decrease) in net assets
   resulting from capital unit
   transactions -- Notes 2 and 4             624,898       5,339,061       2,643,563      (912,133)     (407,120)     763,620
                                          ----------     -----------     -----------     ---------     ---------     --------
      Total Increase (Decrease)              862,237       6,778,433       3,966,362      (878,773)     (383,118)     835,735

Net Assets at July 31, 1992                2,509,129      15,072,793      14,462,393      2,350,145     2,238,361         704
                                          ----------     -----------     -----------     ----------    ----------    --------
Net Assets at July 31, 1993               $3,371,366     $21,851,226     $18,428,755     $1,471,372    $1,855,243    $836,439
                                          ==========     ===========     ===========     ==========    ==========    ========





The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

INVESTMENTS

DECEMBER 31, 1994


                                                            SCHEDULE I

                                                                Carrying
                                                                 Value           Unrealized            Cost
           Name of Issue                          Shares        (Note A)        Depreciation          (Note B)
         ----------------                      ----------    -------------      ------------       --------------
  Security First Trust Bond Series -
    capital shares                             1,426,812     $   5,109,780      $  (554,935)       $    5,664,715

  Security First Trust Growth and
    Income Series - capital shares             5,391,107     $  48,779,742      $  (382,871)       $   49,162,613

  T. Rowe Price Growth Stock Fund,
   Inc. - capital shares                       1,567,532     $  29,391,227      $(1,773,815)       $   31,165,042

  T. Rowe Price Prime Reserve Fund,
   Inc. - capital shares                       2,592,010     $   2,592,010                         $    2,592,010

  T. Rowe Price International Stock
    Fund, Inc. - capital shares                  435,381     $   4,928,515      $  (333,080)       $    5,261,595





Note A The carrying value of the investments is the reported net asset value of the investment companies capital shares.

Note B       Cost is determined by using the first-in, first-out cost method.





The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1994


                                                  Series FA       Series FG       Series FI       Series FO       Series FM
                                                 -----------     -----------     -----------     -----------     -----------
ASSETS

Investments -- Notes 1, 2 and Schedule I

  Fidelity Investments - VIP Asset Manager
    (1,827,416 shares at net asset value
    of $13.79 per share; cost $26,191,495)       $25,200,065

  Fidelity Investments - VIP Growth
    Portfolio (539,005 shares at net
    asset value of $21.69; cost $11,418,538)                     $11,691,023

  Fidelity Investments - VIP Index 500
    (16,842 shares at net asset value of
    $56.22; cost $939,600)                                                       $   946,857

  Fidelity Investments - VIP Overseas
    Portfolio (68,894 shares at net asset
    value of $15.67; cost $1,100,465)                                                            $ 1,079,571

  Fidelity Investments - VIP Money Market
    Series (3,572,651 shares at net asset
    value of $1.00 per share; cost $3,572,651)                                                                   $ 3,572,651

Receivable from Security First Life
  Insurance Company for purchases                     93,403          40,403           3,161           3,457           8,277

Receivable from Mutual Funds                                                                                           1,900

Other assets                                             999             486              15                              41
                                                 -----------     -----------     -----------     -----------     -----------
      TOTAL ASSETS                               $25,294,467     $11,731,912     $   950,033     $ 1,083,028     $ 3,582,869

SECURITY FIRST LIFE SEPARATE ACCOUNT A

DECEMBER 31, 1994

                                                   Series FA      Series FG    Series FI    Series FO     Series FM
                                                  -----------    -----------   ---------    ----------    ----------
LIABILITIES

  Payable to Security First Life
    Insurance Company for mortality
    and expense risk -- Note 2                    $    24,055    $    10,438    $    869    $    1,056    $    2,804

  Payable to Security First Life
    Insurance Company for redemptions                   6,319          1,964          60            12            95

  Payable to Mutual Funds                              94,250         40,403       3,219         3,457         8,152

  Other liabilities                                                                                            2,496
                                                  -----------    -----------    --------    ----------    ----------
      TOTAL LIABILITIES                               124,624         52,805       4,148         4,525        13,547

NET ASSETS -- Notes 4 and 5

  Cost to Investors:
    Series FA Accumulation Units                   26,161,273
    Series FG Accumulation Units                                  11,406,622
    Series FI Accumulation Units                                                 938,628
    Series FO Accumulation Units                                                             1,099,397
    Series FM Accumulation Units                                                                           3,569,322
  Accumulated Undistributed Income (Loss)
  Net unrealized appreciation (depreciation)         (991,430        272,485       7,257      (20,894)
                                                  -----------    -----------    --------    ----------    ----------
  NET ASSETS APPLICABLE TO OUTSTANDING
    UNITS OF CAPITAL -- Note 5                    $25,169,843    $11,679,107    $945,885    $1,078,503    $3,569,322
                                                  ===========    ===========    ========    ==========    ==========





The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 1994

                                                      Series FA    Series FG    Series FI    Series FO     Series FM
                                                     -----------   ---------   ----------    ----------    ----------
INVESTMENT INCOME:

  Dividends                                          $   295,684   $ 119,132   $      414    $      665    $  128,528

EXPENSES:

  Charges for mortality and expense risk                 180,786      71,450        5,998         7,659        29,175

  Other expense (income)                                  27,477       8,794          350           (88)       (3,092)
                                                     -----------   ---------   ----------    ----------    ----------
                                                         208,263      80,244        6,348         7,571        26,083
                                                     -----------   ---------   ----------    ----------   -----------
    Net Investment Income (Loss)                          87,421      38,888       (5,934)       (6,906)      102,445

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

  Realized gain (loss) on sale of investments             (5,869)    (42,592)        (412)        2,128

  Unrealized appreciation (depreciation)              (1,215,262)    245,068        9,612       (23,815)
                                                     -----------   ---------   ----------    ----------
      Net gain (loss) on investments                  (1,221,131)    202,476        9,200       (21,687)
                                                     -----------   ---------   ----------    ----------   -----------
         Increase (decrease) in net assets
            resulting from operations                $(1,133,710)  $ 241,364   $    3,266    $  (28,593)  $   102,445
                                                     ===========   =========   ==========    ==========   ===========





The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1994

                                                      Series FA        Series FG        Series FI       Series FO       Series FM
                                                    --------------    ------------     ------------    -------------   ------------

Operations:

  Net investment income (loss)                       $      87,421    $     38,888     $     (5,934)   $     (6,906)   $    102,445

  Net realized gain (loss) on investments                   (5,859)        (42,592)            (412)          2,128

  Net unrealized appreciation (depreciation)
    of investments during the year                      (1,215,262)        245,068            9,612         (23,815)
                                                     -------------     ------------     -----------    ------------    ------------
    Increase (decrease) in net assets
      resulting from operations                         (1,133,710)        241,364            3,266         (28,593)        102,445

Increase in net assets resulting from
  capital unit transactions -- Notes 2 and 4            21,658,209       9,936,238          773,367         997,557       3,456,453
                                                     -------------    ------------     ------------    ------------    ------------
      Total Increase                                    20,524,499      10,177,602          776,633         968,964       3,558,898

Net Assets at December 31, 1993                          4,645,344       1,501,505          169,252         109,539          10,424
                                                     -------------    ------------     ------------    ------------    ------------
Net Assets at December 31, 1994                      $  25,169,843    $ 11,679,107     $    945,885    $  1,078,503    $  3,569,322
                                                     =============    ============     ============    ============    ============







The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

FIVE MONTHS ENDED DECEMBER 31, 1993


                                                      Series FA      Series FG      Series FI      Series FO    Series FM (1)
                                                     ----------     ----------     ----------     ----------    -------------
Operations:

  Net investment income (loss)                       $   11,423     $   (3,990)    $    4,982     $     (241)    $       21

  Net realized gain on investments                        4,291          1,713              5            688

  Net unrealized appreciation (depreciation)
    of investments during the year                      220,058         27,173         (2,349)         2,921
                                                     ----------     ----------     ----------     ----------     ----------
    Increase in net assets resulting
      from operations                                   235,772         24,896          2,638          3,368             21

Increase in net assets resulting from
  capital unit transactions -- Notes 2 and 4          4,057,804      1,382,385        152,063        103,657         10,403
                                                     ----------     ----------     ----------     ----------     ----------
      Total Increase                                  4,293,576      1,407,281        154,701        107,025         10,424

Net Assets at July 31, 1993                             351,768         94,224         14,551          2,514              0
                                                     ----------     ----------     ----------     ----------     ----------
Net Assets at December 31, 1993                      $4,645,344     $1,501,505     $  169,252     $  109,539     $   10,424
                                                     ==========     ==========     ==========     ==========     ==========







(1)  Series FM commenced operations on November 12, 1993.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS(1)

YEAR ENDED JULY 31, 1993

                                                               Series FA        Series FG       Series FI         Series FO
                                                               ----------       ---------       ----------        ----------
Operations:

  Net investment income                                        $    1,334       $     117       $       54        $       14

  Net realized gain on investments                                    208              95                                 55

  Net unrealized appreciation (depreciation)
    of investments during the year                                  3,774             243               (5)
                                                               ----------       ---------       ----------        ----------
    Increase in net assets resulting from operations                5,316             455               49                69

Increase in net assets resulting from capital
  unit transactions -- Notes 2 and 4                              346,452          93,769           14,502             2,445
                                                               ----------       ---------       ----------        ----------
                   Total Increase                                 351,768          94,224           14,551             2,514

Net Assets at July 31, 1992                                             0               0                0                 0
                                                               ----------       ---------       ----------        ----------
Net Assets at July 31, 1993                                    $  351,768       $  94,224       $   14,551        $    2,514
                                                               ==========       =========       ==========        ==========







(1) Series FA commenced operations on May 13, 1993; Series FG and FO on May 24, 1993; Series FI on June 30, 1993.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

INVESTMENTS

DECEMBER 31, 1994


                                                                                                             SCHEDULE I

                                                                                  Carrying         Unrealized
                                                                                    Value         Appreciation             Cost
           Name of Issue                                        Shares            (Note A)       (Depreciation)          (Note B)
-----------------------------------                           -----------     ----------------   --------------        ------------
  Fidelity Investments VIP Asset
    Manager - capital shares                                   1,827,416         $ 25,200,065       $(991,430)         $ 26,191,495

  Fidelity Investments VIP Growth
    Portfolio - capital shares                                   539,005         $ 11,691,023       $ 272,485          $ 11,418,538

  Fidelity Investments VIP Index 500 -
    capital shares                                                16,842         $    946,857       $   7,257          $    939,600

  Fidelity Investments Overseas
    Portfolio - capital shares                                    68,894         $  1,079,571       $ (20,894)         $  1,100,465

  Fidelity Investments VIP Money
    Market Fund - capital shares                               3,572,651         $  3,572,651                          $  3,572,651





Note A The carrying value of the investments is the reported net asset value of the investment companies capital shares.

Note B    Cost is determined by using the first-in, first-out cost method.





The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1994



NOTE 1 -- BASIS OF PRESENTATION

Security First Life Separate Account A (Separate Account) was established on May 29, 1980, as a separate account of Security First Life Insurance Company (Security Life), the sponsor company, and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is designed to provide annuity benefits pursuant to certain variable annuity contracts (the Contracts) issued by Security Life.

In accordance with the terms of the Contracts, all payments allocated to the Separate Account by the contract owners must be allocated to purchase shares of any or all of two series of Security First Trust (the Trust), a Massachusetts business trust, and eight mutual funds. The series of the Trust are Bond Series, and Growth and Income Series, and the mutual funds are T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price International Stock Fund, Inc., and Fidelity Investments: VIP Asset Manager, VIP Growth Portfolio, VIP Index 500, VIP Overseas Portfolio and VIP Money Market Fund. The Trust and the mutual funds (investment companies) are registered as diversified, open-end management investment companies under the Investment Company Act of 1940. The Separate Account is correspondingly divided into ten series of Accumulation Units, Series B, G, T, P, I, FA, FG, FI, FO and FM, relating to investments in each of the investment companies, respectively. Five other distinct series are part of Security First Life Separate Account A. The five series are not investment options for the Contracts presented in these financial statements and, accordingly, have their own financial statements and prospectus.

All series of the Trust receive administrative services for a fee from Security First Investment Management Corporation (Security Management). Security First Financial, Inc. is the principal underwriter for the Contracts. Security Life, Security Management, and Security First Financial, Inc. are wholly-owned subsidiaries of The Holden Group, Inc. Investment advice is provided to the Trust by T. Rowe Price Associates, Inc.

The Separate Account and each Series therein is administered and accounted for as part of the business of Security Life, but the investment income and capital gains and losses of each Separate Account Series are identified with the assets held for that Series in accordance with the terms of the Contracts, without regard

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 1 -- BASIS OF PRESENTATION (continued)

to investment income and capital gains and losses arising out of any other business Security Life may conduct.

The Separate Account incurs no liability for remuneration to directors, advisory boards, officers or such other persons who may from time to time perform services for the Separate Account.


NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

VALUATION OF INVESTMENTS -- Investments are carried at market value, which is determined by multiplying the investment company's shares owned by the Separate Account by the reported net asset value per share of each respective investment company. Realized investment gains and losses of Separate Account investments are determined on the first-in, first-out cost basis.

EXPENSES AND CHARGES -- The Separate Account accrues charges incurred for the mortality and expense risk assumed by Security Life. The charges are calculated daily by multiplying the value of the assets of the Separate Account by the daily mortality and expense risk rate. Security Life has the option of calling for payment of such charges at any time. The following table illustrates the rates for the respective contracts:

             Contract Type                                      Annual Rate         Daily Rate
    --------------------------------                            -----------         ----------
    SF 234; SF 89; SF 224FL;
         SF 236FL; SF 1700 Contracts                                .89%             .0000244
    SF 135R; SF 226RI Contracts                                    1.25%             .0000342

The following charges are deducted from a contract holder's account by Security Life as a capital transaction by reducing the separate account units held, and such charges are not an expense of the Separate Account. An administration charge (contract charge) is deducted from each contract and paid to Security Life at the end of each contract year prior to the annuity date, and when the entire contract value is withdrawn on any date other than a contract anniversary. In the event that a participant withdraws all or a portion of the participant's account, a contingent deferred sales charge (CDSC) may be applied to the amount of the contract value withdrawn to cover certain expense relating to the sale of contracts. The following table illustrates contract charges and CDSC with respect to the various types of contracts:

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (continued)

                          Maximum Contract
     Contract Type          Charge Per Year                             CDSC
    ---------------       -------------------      ---------------------------------------------
    SF 236FL                      $12.00           Based on elapsed time since premium received.
                                                   Disappears on or before 6th anniversary.

    SF 224FL                      $40.00           Based on elapsed time since premium received.
                                                   Disappears on or before 6th anniversary.

    SF 1700                       $42.50           Based on elapsed time since premium received.
                                                   Disappears on or before 6th anniversary.

    Group Form
      226RI                       $41.50           Seven percent of premium received.
                                                   Disappears on or before 6th anniversary.

    All other groups              $19.50           Five percent of premium received.
                                                   Disappears on or before 6th anniversary.

    Individual                    None             Based on elapsed time since premium received.
                                                   Disappears after 7th year.


In addition, transaction charges of $10 are incurred for each surrender or annuitization. Upon conversion of either accumulation or annuity units from one series to another, a $10 conversion charge is incurred. The amount deducted for contract charges and CDSC was $117,729 for the year ended December 31, 1994, $30,632 for the five months ended December 31, 1993 and $54,468 for the fiscal year ended July 31, 1993.

INCOME RECOGNITION AND REINVESTMENT -- Income is recognized as declared payable by the investment companies. All distributions received are reinvested in the investment companies.


NOTE 3 -- FEDERAL INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of Security Life, which is taxed as a "life insurance company" under the Internal Revenue Code, and as such, Security Life is liable for income taxes, if any, which become payable with respect to the Separate Account's operations.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 4 -- CAPITAL TRANSACTIONS

The Deficit Reduction Act of 1984 eliminated the taxation of separate accounts as long as specified diversification requirements are met. The Separate Account believes it meets such requirements.

Additions and deductions to Units of Capital consisting of the effect of capital unit transactions were as follows:


                                               Additions to Capital             Deductions From Capital
                                               $              Units               $                Units
                                           ------------     ----------       -----------         ----------
  Year ended December 31, 1994:

  SF 135R; SF 226RI Contracts
  ---------------------------

  Series B Accumulation Units                   450,410         59,234         1,964,889           255,231
  Series G Accumulation Units                 2,256,171        255,847        11,816,179         1,346,467
  Series M Accumulation Units                     3,404            513         1,896,616           286,075
  Series T Accumulation Units                    25,699          2,710        11,921,075         1,244,060
  Series FA Accumulation Units               18,699,464      3,451,499         1,087,647           202,875
  Series FG Accumulation Units                8,227,024      1,580,400           278,031            53,770
  Series FI Accumulation Units                  588,897        113,711             6,953             1,338
  Series FO Accumulation Units                1,019,668        174,720            22,111             3,810
  Series FM Accumulation Units                1,187,375        234,573           571,042           111,981


  SF 234; SF 89; SF 224FL; SF 236FL; SF 1700 Contracts
  ----------------------------------------------------

  Series B Accumulation Units                 2,365,192        145,428         1,129,840            70,689
  Series G Accumulation Units                19,236,016        714,441         5,089,591           188,577
  Series M Accumulation Units                       163             17           585,099            60,337
  Series T Accumulation Units                20,139,827        857,260         3,462,610           148,948
  Series P Accumulation Units                   610,483         49,901         1,175,446            96,364
  Series I Accumulation Units                 4,068,516        585,985           528,232            76,552
  Series FA Accumulation Units                4,252,178        825,943           205,786            40,076
  Series FG Accumulation Units                2,075,220        420,944            87,975            17,729
  Series FI Accumulation Units                  194,766         39,124             3,343               662
  Series FM Accumulation Units                3,785,144        753,094           945,024           186,554

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 4 -- CAPITAL TRANSACTIONS (continued)

                                                Additions to Capital            Deductions From Capital
                                                  $             Units              $               Units
                                              ---------        -------         ---------          -------
  Five months ended December 31, 1993:

  SF 234; SF 135R; SF 226RI Contracts
  -----------------------------------

  Series B Accumulation Units                   426,660         54,856           143,300           18,448
  Series G Accumulation Units                 3,348,665        395,651         1,025,701          122,951
  Series M Accumulation Units                   355,850         54,157           327,932           49,604
  Series T Accumulation Units                 2,011,467        224,457           797,008           88,569
  Series FA Accumulation Units                3,860,082        721,757             6,484            1,219
  Series FG Accumulation Units                1,223,923        229,761               359               67
  Series FI Accumulation Units                  150,150         29,217
  Series FO Accumulation Units                  103,657         18,935
  Series FM Accumulation Units                   12,403          2,479             2,000              399


  SF 89; SF 224FL; SF 1700 Contracts
  ----------------------------------

  Series B Accumulation Units                 2,043,795        125,932           153,376             9,194
  Series G Accumulation Units                17,452,989        689,174           447,564            16,912
  Series M Accumulation Units                   606,833         63,054            26,424             2,734
  Series T Accumulation Units                 2,877,842        135,452           402,966            18,033
  Series P Accumulation Units                 1,715,757        143,251           117,778             9,810
  Series I Accumulation Units                   503,324         79,221
  Series FA Accumulation Units                  204,206         39,393
  Series FG Accumulation Units                  158,821         31,169
  Series FI Accumulation Units                    1,913            383



  Year ended July 31, 1993:

  SF 234; SF 135R Contracts
  -------------------------

  Series B Accumulation Units                   835,568        114,112           305,190            41,790
  Series G Accumulation Units                 4,999,852        637,819         1,002,802           127,051
  Series M Accumulation Units                   730,169        111,443         1,139,416           174,098
  Series T Accumulation Units                 3,736,734        453,708         1,099,462           133,334
  Series FA Accumulation Units                  346,452         68,335
  Series FG Accumulation Units                   93,769         18,609
  Series FI Accumulation Units                   14,502          2,927
  Series FO Accumulation Units                    2,445            491

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 4 -- CAPITAL TRANSACTIONS (continued)

                                                Additions to Capital            Deductions From Capital
                                                  $             Units              $               Units
                                              ---------        -------         ---------          -------
  Year ended July 31, 1993 (continued):

  SF 89; SF 224FL Contracts
  -------------------------

  Series B Accumulation Units                   182,505         11,861           188,713           12,269
  Series G Accumulation Units                 1,945,801         81,746         1,406,049           59,492
  Series T Accumulation Units                 1,360,545         67,586         1,354,254           67,959
  Series P Accumulation Units                   290,336         24,445         1,202,469          101,269
  Series I Accumulation Units                   823,027        157,058            59,407           11,188


  SF 226R1 Contracts
  ------------------

  Series B Accumulation Units                   100,812         16,772                84               10
  Series G Accumulation Units                   827,468        134,576            25,209              718
  Series M Accumulation Units                     2,174            331                47                8



NOTE 5 -- UNITS OF CAPITAL

The following are the units outstanding and corresponding unit values as of December 31, 1994:

                                                                    Units          Unit Value
                    Description                                  Outstanding            $
  ---------------------------------------------                  -----------        ---------
  SF 135R2C; SF 226 RI Contracts
  ------------------------------

  Series B Accumulation Units                                      130,212            7.42
  Series G Accumulation Units                                      774,066            8.85
  Series M Accumulation Units                                            0             N/A
  Series T Accumulation Units                                            0             N/A
  Series FA Accumulation Units                                   4,037,497            5.21
  Series FG Accumulation Units                                   1,774,933            5.33
  Series FI Accumulation Units                                     144,517            5.19
  Series FO Accumulation Units                                     190,336            5.67
  Series FM Accumulation Units                                     124,672            5.16

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 5 -- UNITS OF CAPITAL (continued)


                                                                    Units          Unit Value
                     Description                                 Outstanding           $
  ---------------------------------------------                  -----------       ---------
  SF 234; SF 89; SF 224FL; SF 236FL; SF 1700 Contracts
  ----------------------------------------------------

  Series B Accumulation Units                                      262,563           15.77
  Series G Accumulation Units                                    1,541,743           27.17
  Series M Accumulation Units                                            0             N/A
  Series T Accumulation Units                                    1,254,282           23.44
  Series P Accumulation Units                                      209,807           12.40
  Series I Accumulation Units                                      734,663            6.74
  Series FA Accumulation Units                                     825,260            5.00
  Series FG Accumulation Units                                     434,384            5.10
  Series FI Accumulation Units                                      38,845            5.03
  Series FM Accumulation Units                                     566,540            5.16


NOTE 6 -- SECURITY FIRST TRUST - MONEY MARKET SERIES INVESTMENT OPTION

Effective January 31, 1994, the Security First Trust Money Market Series (Series M) was closed and liquidated. Policyholders were notified of this and allowed to transfer their funds. The Fidelity Investments VIP Money Market Fund has similar investment objectives and many policyholders elected to transfer their Security First Trust Money Market investments into it.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 1995

                                                           UNAUDITED


                                                    Series B            Series G          Series T       Series P          Series I
                                                    --------            --------          --------       --------          --------
ASSETS

Investments:

  Security First Trust - Bond Series
    (1,522,345 shares at net asset value
    of $4.00 per share; cost $5,990,256)          $   6,088,565

  Security First Trust - Growth and
    Income Series (5,746,147 shares
    at net asset value of $11.08
    per share; cost $53,481,925)                                      $ 63,653,364

  T. Rowe Price Growth
    Stock Fund, Inc. (1,730,831
    shares at net asset value
    of $23.33 per share;
    cost $35,042,871)                                                                  $40,380, 297

  T. Rowe Price Prime Reserve
    Fund, Inc. (2,651,107
    shares at net asset value
    of $1.00 per share;
    cost $2,651,107)                                                                                  $   2,651,107

  T. Rowe Price International
    Fund, Inc. (618,047 shares
    at net asset value of $12.28 per
    share; cost $7,398,194)                                                                                           $  7,589,622

Receivable from Security
  First Life Insurance
  Company for purchases                                   2,113             71,396           56,342             609         57,651

Other assets                                                                                  1,586                          1,559
                                                  -------------       ------------     ------------   -------------   ------------

      TOTAL ASSETS                                $   6,090,678       $ 63,724,760     $ 40,438,225   $   2,651,716   $  7,648,832

SECURITY FIRST LIFE SEPARATE ACCOUNT A

                                                           UNAUDITED

                                                    Series B            Series G          Series T       Series P      Series I
                                                    --------            --------          --------       --------      --------
LIABILITIES

  Payable to Security First Life
    Insurance Company for mortality
    and expense risk                              $       4,681       $     47,152     $      28,281  $       1,896   $      5,291

  Payable to Security First Life
    Insurance Company for redemptions                       260              2,996            27,169            340            237

  Payable to Mutual Funds                                 2,092             71,316

  Other liabilities                                         284              2,109                              757
                                                  -------------       ------------     -------------  -------------   ------------

      TOTAL LIABILITIES                                   7,317            123,573            55,450          2,993          5,528


NET ASSETS

  Cost to Investors:
    Series B Accumulation Units                       5,985,052
    Series G Accumulation Units                                         53,429,748
    Series T Accumulation Units                                                           35,045,349
    Series P Accumulation Units                                                                           2,648,723
    Series I Accumulation Units                                                                                          7,451,876

  Accumulated Undistributed Income:
    Net unrealized appreciation                          98,309         10,171,439         5,337,426                       191,428
                                                  -------------       ------------     -------------  -------------   ------------

      NET ASSETS APPLICABLE TO
        OUTSTANDING UNITS OF CAPITAL              $   6,083,361       $ 63,601,187     $  40,382,775  $   2,648,723   $  7,643,304
                                                  =============       ============     =============  =============   ============

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

NINE MONTHS ENDED SEPTEMBER 30, 1995

                                                           UNAUDITED

                                                    Series B            Series G          Series T       Series P      Series I
                                                    --------            --------          --------       --------      --------
INVESTMENT INCOME:

  Dividends                                                                                           $     107,599

EXPENSES:

  Charges for mortality and expense risk          $      40,913       $    393,640     $     230,288         17,809    $    42,055

  Other income                                           (1,933)           (15,619)           (6,801)          (829)        (1,511)
                                                  -------------       ------------     -------------  -------------    -----------

                                                         38,980            378,021           223,487         16,980         40,544
                                                  -------------       ------------     -------------  -------------    -----------

    Net Investment Income (Loss)                        (38,980)          (378,021)         (223,487)        90,619        (40,544)


REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:

  Realized gain (loss) on sale of investments           (38,122)           727,010           463,792                        34,552

  Unrealized appreciation                               653,244         10,554,310         7,111,241                       524,508
                                                  -------------       ------------     -------------                   -----------

        Net gain on investments                         615,122         11,281,320         7,575,033                       559,060
                                                  -------------       ------------     -------------  -------------    -----------
        Increase in net assets
             resulting from operations            $     576,142       $ 10,903,299     $   7,351,546  $      90,619   $    518,516
                                                  =============       ============     =============  =============   ============

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

NINE MONTHS ENDED SEPTEMBER 30, 1995

                                                           UNAUDITED

                                                    Series B            Series G         Series T        Series P       Series I
                                                    --------            --------         --------        --------       --------
Operations:

  Net investment income (loss)                    $     (38,980)      $   (378,021)    $    (223,487)  $     90,619    $   (40,544)

  Net realized gain (loss) on investments               (38,122)           727,010           463,792                        34,552

  Net unrealized appreciation of investments            653,244         10,554,310         7,111,241                       524,508
                                                  -------------       ------------     -------------   ------------    -----------

    Increase in net assets resulting
      from operations                                   576,142         10,903,299         7,351,546         90,619        518,516

Increase (decrease) in net assets
  resulting from capital unit transactions              401,739          3,959,841         3,632,278        (43,870)     2,170,909
                                                  -------------       ------------     -------------   ------------   ------------

        Total Increase                                  977,881         14,863,140        10,983,824         46,749      2,689,425

Net Assets at December 31, 1994                       5,105,480         48,738,047        29,398,951      2,601,974      4,953,879
                                                  -------------       ------------     -------------   ------------   ------------

Net Assets at September 30, 1995                  $   6,083,361       $ 63,601,187     $  40,382,775   $  2,648,723   $  7,643,304
                                                  =============       ============     =============   ============   ============

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 1995

                                                           UNAUDITED

                                                    Series FA           Series FG        Series FI      Series FO     Series FM
                                                    ---------           ---------        ---------      ---------     ---------
ASSETS

Investments:

  Fidelity Investments - VIP Asset
    Manager (2,577,745 shares at net
    asset value of $15.21 per share;
    cost $36,727,311)                             $  39,207,503

  Fidelity Investments - VIP Growth
    Portfolio (997,235 shares at
    net asset value of $30.47;
    cost $23,151,017)                                                 $ 30,385,763

  Fidelity Investments - VIP
    Index 500 (56,337 shares at
    net asset value of $71.49;
    cost $3,564,850)                                                                   $   4,027,513

  Fidelity Investments - VIP
    Overseas Portfolio (77,461
    shares at net asset value
    of $16.70; cost $1,236,421)                                                                       $   1,293,596

  Fidelity Investments - VIP
    Money Market Series (6,566,685
    shares at net asset value of
    $1.00 per share; cost $6,566,685)                                                                                 $  6,566,685

Receivable from Security First
  Life Insurance Company for purchases                  152,617            119,088            47,496                        71,834
Other assets                                              1,137             17,937             3,588             38             72
                                                  -------------       ------------     -------------  -------------   ------------
      TOTAL ASSETS                                $  39,361,257       $ 30,522,788     $   4,078,597  $   1,293,634   $  6,638,591

SECURITY FIRST LIFE SEPARATE ACCOUNT A

                                                           UNAUDITED

                                                    Series FA           Series FG        Series FI      Series FO     Series FM
                                                    ---------           ---------        ---------      ---------     ---------
LIABILITIES

  Payable to Security First Life
    Insurance Company for mortality
    and expense risk                              $      36,213       $     27,597     $       3,241  $       1,282   $      5,409

  Payable to Security First Life
    Insurance Company for redemptions                     4,506              2,536               226            104            476

  Payable to Mutual Funds                               152,119            119,088            47,496                        71,834

  Other liabilities                                                                              100
                                                  -------------       ------------     -------------  -------------   ------------

      TOTAL LIABILITIES                                 192,838            149,221            51,063          1,386         77,719


NET ASSETS

  Cost to Investors:
    Series FA Accumulation Units                     36,688,227
    Series FG Accumulation Units                                        23,138,821
    Series FI Accumulation Units                                                           3,564,871
    Series FO Accumulation Units                                                                          1,235,073
    Series FM Accumulation Units                                                                                         6,560,872

  Accumulated Undistributed Income:
  Net unrealized appreciation                         2,480,192          7,234,746           462,663         57,175
                                                  -------------       ------------     -------------  -------------   ------------

  NET ASSETS APPLICABLE TO OUTSTANDING
    UNITS OF CAPITAL                              $  39,168,419       $ 30,373,567     $   4,027,534  $   1,292,248   $  6,560,872
                                                  =============       ============     =============  =============   ============

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

NINE MONTHS ENDED SEPTEMBER 30, 1995

                                                           UNAUDITED

                                                    Series FA           Series FG        Series FI      Series FO       Series FM
                                                    ---------           ---------        ---------      ---------       ---------
INVESTMENT INCOME:

  Dividends                                       $     562,504       $     70,665     $      20,703  $       8,662   $    215,308

EXPENSES:

  Charges for mortality and expense risk                289,533            171,832            17,131         11,340         38,132

  Other expense (income)                                 (8,360)           (91,755)           (9,266)         3,839         39,860
                                                  -------------       ------------     -------------  -------------   ------------

                                                        281,173             80,077             7,865         15,179         77,992
                                                  -------------       ------------     -------------  -------------   ------------

    Net Investment Income (Loss)                        281,331             (9,412)           12,838         (6,517)       137,316

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

  Realized gain on sale of investments                   20,892             18,310            19,955          3,905

  Unrealized appreciation                             3,471,623          6,962,261           455,406         78,069
                                                  -------------       ------------     -------------  -------------

      Net gain on investments                         3,492,515          6,980,571           475,361         81,974
                                                  -------------       ------------     -------------  -------------   ------------

          Increase in net assets resulting
            from operations                       $   3,773,846       $  6,971,159     $     488,199  $      75,457   $    137,316
                                                  =============       ============     =============  =============   ============

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

NINE MONTHS ENDED SEPTEMBER 30, 1995




                                                                                  UNAUDITED


                                                    Series FA           Series FG        Series FI      Series FO     Series FM
                                                    ---------           ---------        ---------      ---------     ---------
Operations:

  Net investment income (loss)                    $     281,331       $     (9,412)    $      12,838  $      (6,517)  $    137,316

  Net realized gain on investments                       20,892             18,310            19,955          3,905

  Net unrealized appreciation of investments          3,471,623          6,962,261           455,406         78,069
                                                  -------------       ------------     -------------  -------------

    Increase in net assets resulting
    from operations                                   3,773,846          6,971,159           488,199         75,457        137,316

Increase in net assets resulting from
  capital unit transactions                          10,224,730         11,723,301         2,593,450        138,288      2,854,234
                                                  -------------       ------------     -------------  -------------   ------------

      Total Increase                                 13,998,576         18,694,460         3,081,649        213,745      2,991,550

Net Assets at December 31, 1994                      25,169,843         11,679,107           945,885      1,078,503      3,569,322
                                                  -------------       ------------     -------------  -------------   ------------

Net Assets at September 30, 1995                  $  39,168,419       $ 30,373,567     $   4,027,534  $   1,292,248   $  6,560,872
                                                  =============       ============     =============  =============   ============



SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 1995




                                                                                         UNAUDITED


                                                    Series FC           Series FE        Series AL      Series US     Series SC
                                                    ---------           ---------        ---------      ---------     ---------
ASSETS

Investments:

  Fidelity Investments - VIP Contra
    Fund (196,448 shares at net asset
    value of $13.94 per share;
    cost $2,610,109)                              $   2,738,479

  Fidelity Investments - VIP Equity
    Income Portfolio (18,188 shares
    at net asset value of $18.25 per share;
    cost $319,385)                                                    $    331,923

  Alger American Small Capitalization
    Portfolio (49,452 shares at net
    asset value of $42.83 per share;
    cost $2,001,993)                                                                   $   2,118,010

  Security First Trust U.S. Government
    Income Series (5,236 shares at net
    asset value of $5.21 per share;
    cost $26,991)                                                                                     $      27,292

  Scudder International Fund (16,150
    shares at net asset value of $11.82
    per share; cost $184,544)                                                                                         $    190,890

Receivable from Security First Life
  Insurance Company for purchases                        18,396             13,668            21,535                           557

Other assets                                              3,667                192             7,298             30
                                                  -------------       ------------     -------------  -------------   ------------

      TOTAL ASSETS                                $   2,760,542       $    345,783     $   2,146,843  $      27,322   $    191,447

SECURITY FIRST LIFE SEPARATE ACCOUNT A

                                                           UNAUDITED


                                                    Series FC           Series FE        Series AL      Series US     Series SC
                                                    ---------           ---------        ---------      ---------     ---------
LIABILITIES

  Payable to Security First Life Insurance
    Company for mortality and expense risk        $       2,302       $        269     $       1,808  $          18   $        153

  Payable to Security First Life Insurance
    Company for redemptions                                  25                                   20

  Payable to Mutual Funds                                18,396             13,668             4,333                           557

  Other liabilities                                                                                                             96
                                                  -------------       ------------     -------------  -------------   ------------

       TOTAL LIABILITIES                                 20,723             13,937             6,161             18            806


NET ASSETS

  Cost to Investors:
    Series FC Accumulation Units                      2,611,449
    Series FE Accumulation Units                                           319,308
    Series AL Accumulation Units                                                           2,024,665
    Series US Accumulation Units                                                                             27,003
    Series SC Accumulation Units                                                                                           184,295

  Accumulated Undistributed Income:
    Net unrealized appreciation                         128,370             12,538           116,017            301          6,346
                                                  -------------       ------------     -------------  -------------   ------------

    NET ASSETS APPLICABLE TO OUTSTANDING
      UNITS OF CAPITAL                            $   2,739,819       $    331,846     $   2,140,682  $      27,304   $    190,641
                                                  =============       ============     =============  =============   ============

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS (1)

NINE MONTHS ENDED SEPTEMBER 30, 1995




                                                                                         UNAUDITED


                                                    Series FC           Series FE        Series AL      Series US     Series SC
                                                    ---------           ---------        ---------      ---------     ---------
INVESTMENT INCOME:

  Dividends                                                           $      1,550

EXPENSES:

  Charges for mortality and expense
    risk                                          $       5,406                575     $       3,690  $          44   $        435

  Other expense (income)                                (25,530)              (336)          (28,808)            44           (194)
                                                  -------------       ------------     -------------   ------------   ------------

                                                        (20,124)               239           (25,118)            88            241
                                                  -------------       ------------     -------------   ------------   ------------

    Net Investment Income (Loss)                         20,124              1,311            25,118            (88)          (241)


REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:

  Realized gain on sale of investments                   14,248                               18,180                           171

  Unrealized appreciation                               128,370             12,538           116,017            301          6,346
                                                  -------------       ------------     -------------  -------------   ------------

     Net gain on investments                            142,618             12,538           134,197            301          6,517
                                                  -------------       ------------     -------------  -------------   ------------

     Increase in net assets resulting
       from operations                            $     162,742       $     13,849     $     159,315  $         213   $      6,276
                                                  =============       ============     =============  =============   ============



(1) Series FC commenced operations on May 16, 1995; Series AL and SC on May 22, 1995; Series FE on May 25, 1995; and Series US on June 13, 1995.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS (1)

NINE MONTHS ENDED SEPTEMBER 30, 1995



                                                                                        UNAUDITED

                                                    Series FC           Series FE        Series AL      Series US     Series SC
                                                    ---------           ---------        ---------      ---------     ---------
Operations:

  Net investment income                           $      20,124       $      1,311     $      25,118  $         (88)  $       (241)

  Net realized gain on investments                       14,248                               18,180                           171

  Net unrealized appreciation
    of investments                                      128,370             12,538           116,017            301          6,346
                                                  -------------       ------------     -------------  -------------   ------------

    Increase in net assets resulting
      from operations                                   162,742             13,849           159,315            213          6,276

Increase in net assets resulting from
  capital unit transactions                           2,577,077            317,997         1,981,367         27,091        184,365
                                                  -------------       ------------     -------------  -------------   ------------

      Total Increase                                  2,739,819            331,846         2,140,682         27,304        190,641

Net Assets at December 31, 1994                               0                  0                 0              0              0
                                                  -------------       ------------     -------------  -------------   ------------

Net Assets at September 30, 1995                  $   2,739,819       $    331,846     $   2,140,682  $      27,304   $    190,641
                                                  =============       ============     =============  =============   ============

(1) Series FC commenced operations on May 16, 1995; Series AL and SC on May 22, 1995; Series FE on May 25, 1995; and Series US on June 13, 1995.

                                 [LETTERHEAD]



                        REPORT OF INDEPENDENT AUDITORS


Board of Directors
Security First Life Insurance Company


We have audited the accompanying consolidated balance sheets of Security First Life Insurance Company and subsidiaries as of December 31, 1995 and 1994, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security First Life Insurance Company and subsidiaries at December 31, 1994 and 1993, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1995, in conformity with generally accepted accounting principles.



As discussed in Notes 3 and 5 to the consolidated financial statements, Security First Life Insurance Company and subsidiaries made certain accounting changes in 1994 and 1993.


                                                     /s/ ERNST & YOUNG LLP

                                                     ERNST & YOUNG LLP


February 9, 1996

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED BALANCE SHEETS


                                                                                December 31
                                                                        1995                  1994
                                                                    -------------        -------------
                                                                              (In thousands)
ASSETS

INVESTMENTS
   Fixed maturities:
      Available-for-sale                                             $2,176,985           $1,602,387
      Held-for-investment                                                                    197,379
   Equity securities                                                      5,129                5,827
   Investment real estate                                                 2,311                2,298
   Policy and mortgage loans                                             18,798               16,239
   Short-term investments                                                 7,024               26,215
                                                                     ----------           ----------
                                                                      2,210,247            1,850,345

CASH AND CASH EQUIVALENTS                                                 7,990               13,359

ACCRUED INVESTMENT INCOME                                                30,459               27,018

DEFERRED POLICY ACQUISITION COSTS                                        56,515               47,985

OTHER ASSETS
   Property under capital lease                                          10,680               11,260
   Assets held in separate accounts                                     340,287              184,196
   Other                                                                  4,318                4,517
                                                                     ----------           ----------



                                                                     $2,660,496           $2,138,680
                                                                     ==========           ==========





             The accompanying notes are an integral part of these
                      Consolidated Financial Statements.

                                                                                December 31
                                                                        1995                  1994
                                                                    -------------        ------------
                                                                              (In thousands)
LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES
   Policyholder liabilities                                         $2,047,818           $1,790,456
   Obligation under capital lease                                       15,966               16,183
   Notes payable to parent                                              35,000               35,000
   Note payable                                                          1,000                2,000
   Federal income taxes                                                 35,052                1,723
   Liabilities related to separate accounts                            340,287              184,196
   Other                                                                 5,293                5,060
                                                                    ----------           ----------
                                                                     2,480,416            2,034,618

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY
   Preferred stock, $1 par value
      Authorized, issued and outstanding -- 200,000 shares                 200                  200
   Common stock, $200 par value
      Authorized -- 15,000 shares
      Issued and outstanding -- 11,000 shares                            2,200                2,200
   Additional paid-in capital                                           48,147               48,147
   Net unrealized investment gains (losses)                             38,972              (21,561)
   Retained earnings                                                    90,561               75,076
                                                                    ----------           ----------
                                                                       180,080              104,062
                                                                    ----------           ----------

                                                                    $2,660,496           $2,138,680
                                                                    ==========           ==========

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF INCOME


                                                                     Year Ended December 31
                                                              1995          1994           1993
                                                            --------      --------       --------
                                                                         (In thousands)
REVENUES
   Net investment income                                    $158,174      $146,101       $137,450
   Annuity product income                                     14,815         6,121          2,499
   Net realized investment gains (losses)                      1,347        (1,735)           921
   Other                                                         701           709            721
                                                            --------      --------       --------
                                     TOTAL REVENUES          175,037       151,196        141,591


BENEFITS AND EXPENSES
   Interest credited to policyholders                        103,959       102,776        102,513
   Benefits in excess of policyholder liabilities              5,738         4,119          1,907
   Amortization of deferred policy acquisition costs          15,505         5,612          1,981
   Operating expenses                                         28,201        23,543         17,397
                                                            --------      --------       --------
                        TOTAL BENEFITS AND EXPENSES          153,403       136,050        123,798
                                                            --------      --------       --------
                                                              21,634        15,146         17,793


Income tax expense
   Current                                                     3,044         1,776          5,467
   Deferred                                                    3,105         3,388            597
                                                            --------      --------       --------
                                                               6,149         5,164          6,064
                                                            --------      --------       --------

                    INCOME BEFORE CUMULATIVE EFFECT
                  OF CHANGE IN ACCOUNTING PRINCIPLE           15,485         9,982         11,729


Cumulative effect of change in accounting for income taxes                                  1,510
                                                            --------      --------       --------
                                         NET INCOME         $ 15,485      $  9,982       $ 13,239
                                                            ========      ========       ========





  The accompanying notes are an integral part of these consolidated financial statements.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY


                                                                          Net
                                                         Additional    Unrealized                       Total
                                   Preferred    Common    Paid-in      Investment       Retained    Stockholder's
                                     Stock      Stock     Capital    Gains (Losses)     Earnings       Equity
                                   ---------    ------   ----------  --------------     --------    -------------
                                                                   (In thousands)
Balance at January 1, 1993           $200       $2,200    $48,147       $   226         $51,855       $102,628

  Net income                                                                             13,239         13,239

  Net unrealized investment losses                                         (269)                          (269)
                                     ----       ------    -------       -------         -------       --------

Balance at December 31, 1993          200        2,200     48,147           (43)         65,094        115,598


  Net income                                                                              9,982          9,982

  Cumulative effect of change
    in accounting principle at
    January 1                                                            28,618                         28,618


  Net unrealized investment losses     --                               (50,136)                       (50,136)
                                     ----       ------    -------       -------         -------       --------


Balance at December 31, 1994          200        2,200     48,147       (21,561)         75,076        104,062




  Net income                                                                             15,485         15,485


  Net unrealized investment gains      --                                60,533                         60,533
                                     ----       ------    -------       -------         -------       --------


Balance at December 31, 1995         $200       $2,200    $48,147       $38,972         $90,561       $180,080
                                     ====       ======    =======       =======         =======       ========





  The accompanying notes are an integral part of these consolidated financial statements.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                     Year Ended December 31
                                                              1995             1994            1993
                                                          -------------   -------------    -----------
                                                                         (In thousands)
OPERATING ACTIVITIES
   Net income                                             $      15,485   $       9,982    $    13,239
   Adjustments to reconcile net income to net cash
      provided by operations:
           Cumulative effect of accounting change                                               (1,510)
           Net realized investment losses (gains)                (1,347)          3,014        (12,121)
           Depreciation and amortization                          1,391           2,281          1,703
           Accretion of discount and amortization of
               premium on investments                             1,059          (2,423)        (8,212)
           Changes in operating assets and liabilities:
                 Accrued investment income                       (3,441)           (648)        (3,957)
                 Deferred policy acquisition costs              (15,676)         (4,915)       (16,946)
                 Other assets                                     2,194           4,560         (4,504)
                 Other liabilities                                  673          (9,050)         2,207
                                                          -------------   -------------    -----------
                                   NET CASH PROVIDED BY
                         (USED IN) OPERATING ACTIVITIES             338           2,801        (30,101)
INVESTING ACTIVITIES
   Fixed maturity securities -- available-for-sale
      Purchases                                                (636,371)     (1,033,097)
      Sales and maturities                                      439,897         860,239
   Fixed maturity securities -- held-for-investment
      Purchases                                                                             (1,037,222)
      Sales and maturities                                                                     783,570
   Equity securities
      Purchases                                                    (117)
      Sales                                                         931           1,085
   Disposal (acquisition) of real estate, net                       (13)          2,192           (161)
   Net sale (purchase) of short-term investments                 19,191         (26,215)
   Repayment (issuance) of loans, net                            (2,558)          5,792           (359)
   Purchase of equipment                                           (388)           (896)
                                                          -------------   -------------    -----------
                                       NET CASH USED IN
                                   INVESTING ACTIVITIES        (179,428)       (190,900)      (254,172)
FINANCING ACTIVITIES
   Receipts credited to policyholder accounts                   565,698         468,898        509,223
   Amounts returned to policyholders                           (390,760)       (326,691)      (208,422)
   Issuance of note payable to parent                                            10,000         25,000
   Repayment of notes payable                                    (1,000)         (1,000)        (1,000)
   Reduction of capital lease obligation                           (217)           (192)          (170)
                                                          -------------   -------------    -----------
                                      NET CASH PROVIDED
                                BY FINANCING ACTIVITIES         173,721         151,015        324,631
                                                          -------------   -------------    -----------

                                 INCREASE (DECREASE) IN
                              CASH AND CASH EQUIVALENTS          (5,369)        (37,084)        40,358
Cash and cash equivalents at beginning of year                   13,359          50,443         10,085
                                                          -------------   -------------    -----------
                                          CASH AND CASH
                             EQUIVALENTS AT END OF YEAR   $       7,990   $      13,359    $    50,443
                                                          =============   =============    ===========





  The accompanying notes are an integral part of these consolidated financial statements.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 1995 AND 1994




NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION -- Security First Life Insurance Company (Security First
Life) and subsidiaries (collectively, the Company) is a wholly-owned subsidiary of Security First Group, Inc. (SFG), formerly The Holden Group, Inc. SFG has been a wholly-owned subsidiary of London Insurance Group, Inc. (LIG) since May 1994. The Company sells a broad range of fixed and variable annuity contracts. The Company's consolidated financial statements are prepared in conformity with generally accepted accounting principles (GAAP) which vary in some respects from statutory accounting practices prescribed or permitted by regulatory authorities (statutory basis) and include the accounts of its wholly-owned subsidiaries, Fidelity Standard Life Insurance Company (Fidelity Standard Life) and Security First Life Insurance Company of Arizona (SFL-Arizona). All significant intercompany transactions and accounts are eliminated in consolidation.

INVESTMENTS -- Investments are reported on the following bases:

    Fixed Maturities:

         Available-for-sale -- at fair value, which differs from the amortized cost of such investments. Unrealized gains and losses on these investments (net of related adjustments for deferred policy acquisition costs and applicable deferred income taxes) are credited or charged to stockholder's equity and, accordingly, have no effect on net income.

         Held-for-investment -- at cost, adjusted for amortization of premium or accretion of discount and other-than-temporary declines in fair value. The amortized cost of such investments differs from their fair values. See Note 3 regarding the reclassification in 1995 of held-for-investment securities to available-for-sale.

         For those fixed maturities which are mortgage-backed, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. Such adjustment is included in net investment income.

         The Company does not maintain a trading portfolio, or at December 31, 1995, a held-for-investment portfolio.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

    Equity securities (common and non-redeemable preferred stocks) -- at fair value if publicly traded. Changes in fair values of equity securities, net of applicable deferred income taxes, are reported as unrealized gains or losses directly in stockholder's equity and, accordingly, have no effect on net income.

    Investment real estate -- at lower of cost less accumulated depreciation or fair value.

    Mortgage loans and policy loans -- at unpaid balances.

    Short-term investments -- at cost, which approximates fair value.

    Realized gains and losses on disposal of investments are determined on a specific identification basis.

CASH EQUIVALENTS -- Cash equivalents consist of investments in money market funds. The carrying amount of cash equivalents approximates fair value.

DEFERRED POLICY ACQUISITION COSTS -- As of January 1, 1995, the Company adopted the account value deposit method of reporting on two-tier annuities (those annuities that have a different interest credited rate for annuitization as compared to withdrawal). The Company had previously adopted this method for single-tier annuities. Under this method, commissions and other costs of acquiring annuities that vary with and are primarily related to the acquisition of such business are included in deferred policy acquisition costs. Prior to that date, certain commission costs for two-tier annuities were reported as a component of policyholder liabilities. As a result of this change, deferred policy acquisition costs and policyholder liabilities increased by $38,590,000 on January 1, 1995 with no effect on stockholder's equity. Additionally, the presentation of certain revenue and expense items in the consolidated statement of income for the year ended December 31, 1995 has been effected by this change with no significant impact on net income.

Deferred policy acquisition costs are being amortized in proportion to the present value of estimated future gross margins which includes the impact of realized investment gains and losses.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

POLICYHOLDER LIABILITIES -- As indicated previously, the Company adopted the account value deposit method for reporting on two-tier annuities as of January 1, 1995. Under this method, the policyholder liabilities for two-tier annuities are the lower tier account values. Prior to that date, policyholder liabilities for the Company's two-tier fixed annuity products were calculated using a prospective approach. Under the prospective approach, the policyholder liability was equal to the present value of future benefits using a "break-even" discount rate which resulted in no gain or loss when a policy was issued. This method allowed profits to emerge in relation to the difference between actual investment earnings and the break-even discount rate used in the calculation of the policyholder liabilities. Policyholder liabilities for the Company's single-tier fixed annuity products are the account values.

The fair value of policyholder liabilities is estimated assuming all policyholders surrender their policies. The carrying amounts and estimated fair values are as follows (in thousands):

                                                   Carrying Amount           Estimated Fair Value
                                                   ---------------           --------------------
    December 31, 1995                                $2,047,818                  $1,976,079
    December 31, 1994                                 1,790,456                   1,760,999

NOTES PAYABLE -- Notes payable are carried at their unpaid balances which approximate fair value because the interest rates on these notes approximate market rates.

INCOME TAXES -- The Company files consolidated federal income tax returns with SFG. Income taxes are provided on the basis as if the companies filed separately.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Such differences are related principally to the deferral of policy acquisition costs, the valuation of fixed maturities and the provision for policyholder liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

SEPARATE ACCOUNTS -- The assets held in separate accounts represent funds which are separately administered by the Company pursuant to variable annuity contracts. The liabilities related to separate accounts consist of policyholder liabilities for variable annuities. The separate account assets and liabilities are reported at fair value. The Company receives a fee for administrative services provided to the separate accounts. Investment risks associated with fair value changes are borne by the contract holders.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

ANNUITY REVENUES AND BENEFITS -- Annuity product income represents fees earned from policyholders of annuity contracts, including surrender charges, annuitization charges and administration fees. Benefits in excess of policyholder liabilities consists of the difference between the policyholder account values surrendered or annuitized during the period and the related policyholder liability balances.

ESTIMATES -- Certain amounts reported in the accompanying consolidated financial statements are based on management's best estimates and judgments. Actual results could differ from those estimates.

NEW ACCOUNTING STANDARD -- In March 1995, the Financial Accounting Standards Board (FASB) issued a new standard on accounting for long-lived assets which are impaired or to be disposed of. The Company must adopt the standard by 1996. The standard requires that an impaired long-lived asset be measured based on the fair value of the asset to be held and used or the fair value less cost to sell the asset to be disposed of. When adopted, this standard is not expected to have a material effect on the financial position or results of operations of the Company.

RECLASSIFICATIONS -- Certain reclassifications of prior-year amounts have been made to conform with current-year classifications.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 2 -- STATUTORY CAPITAL AND RESTRICTIONS

Security First Life and each of its subsidiaries are required to file annual statements with various state insurance regulatory authorities on a statutory basis.

The statutory-basis capital and surplus at December 31, 1995, 1994 and 1993, and statutory-basis net income (loss) for those years are as follows (in thousands):

                                                                     Capital                Net
                                                                   and Surplus         Income (Loss)
                                                                   -----------         -------------
    December 31, 1995
    -----------------

    Security First Life Insurance Company                          $100,027*             $3,161*
    Fidelity Standard Life Insurance Company                         15,573*                831*
    Security First Life Insurance Company of Arizona                 12,715*                612*

    December 31, 1994
    -----------------

    Security First Life Insurance Company                          $ 99,272              $1,758
    Fidelity Standard Life Insurance Company                         14,894                 409
    Security First Life Insurance Company of Arizona                 12,118               1,246

    December 31, 1993
    -----------------

    Security First Life Insurance Company                          $ 90,967              $5,057
    Fidelity Standard Life Insurance Company                         14,651                (160)
    Security First Life Insurance Company of Arizona                 10,890               1,358

         * These unaudited amounts are preliminary and subject to change upon completion of the statutory annual statements.


The difference between statutory-basis net income (loss) and net income reported based on GAAP relates primarily to different reserving methods used to calculate policyholder liabilities, the recognition of deferred policy acquisition costs and deferred income taxes.

Security First Life and Fidelity Standard Life are incorporated and domiciled in Delaware. SFL-Arizona is incorporated and domiciled in Arizona. The payment of dividends by Security First Life and each of its subsidiaries is subject to statutory limitations which are based on each company's statutory-basis net income and surplus levels. At December 31, 1995, the maximum amount of dividends Security First Life could pay SFG without prior approval from state insurance regulatory authorities is $9,762,000.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 3 -- INVESTMENTS

The Company adopted Statement of Financial Accounting Standards No. 115 (SFAS No. 115), Accounting for Certain Investments in Debt and Equity Securities, as of January 1, 1994. In accordance with SFAS No. 115, prior period financial statements were not restated to reflect the change in accounting principle.
The cumulative effect as of January 1, 1994 of adopting SFAS No. 115 was an increase in stockholder's equity of $28,618,000 -- net of related adjustments for deferred policy acquisition costs of $62,166,000 which was recorded as an adjustment to policyholder liabilities and deferred income taxes of $14,743,000 -- to reflect the net unrealized gains on securities previously carried at amortized cost. There was no effect on net income as a result of the adoption of SFAS No. 115.

In November 1995, the FASB issued a Special Report, A Guide to Implementation of Statement 115 on Accounting for Certain Investments in Debt and Equity Securities. In accordance with provisions in that Special Report, the Company chose to reclassify securities from held-for-investment to available-for-sale. At the date of transfer, the amortized cost of those securities was $169,879,000 and the unrealized gain on those securities was $2,291,000, which is included in stockholder's equity.

Unrealized investment gains and losses reported in the accompanying financial statements are as follows (in thousands):

                                                                           December 31
                                                                      1995             1994
                                                                    --------         --------
    Unrealized investment gains (losses)                            $104,593         $(76,004)
    Less:   Adjustment for deferred policy acquisition costs          45,736          (43,719)
            Deferred income taxes (benefit)                           19,885          (10,724)
                                                                    --------         --------

                    Net unrealized investment gains (losses)        $ 38,972         $(21,561)
                                                                    ========         ========

The adjustment for deferred policy acquisition costs of $43,719,000 in 1994 was recorded as an adjustment to policyholder liabilities. Included in unrealized investment gains (losses) are net losses related to equity securities of $58,000 and $230,000 at December 31, 1995 and 1994, respectively.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 3 -- INVESTMENTS (continued)

The amortized cost and fair value of fixed maturities as of December 31, 1995 and 1994 are summarized as follows (in thousands):

                                                               Gross           Gross
                                             Amortized       Unrealized      Unrealized       Fair
                                               Cost            Gains           Losses        Value
                                           ------------     ------------   ------------   ----------
  December 31, 1995
  -----------------

  Available-for-sale:
    U.S. Treasury securities and
      obligations of U.S. Government
      corporations and agencies            $  131,672       $ 12,467       $   (153)     $  143,986
    Debt securities issued by
      foreign governments                      16,779          1,687                         18,466
    Corporate securities                      894,766         64,723         (5,194)        954,295
    Mortgage-backed securities              1,029,090         33,049         (1,901)      1,060,238
                                           ----------       --------       --------      ----------
                                           $2,072,307       $111,926       $ (7,248)     $2,176,985
                                           ==========       ========       ========      ==========


  December 31, 1994
  -----------------

  Available-for-sale:
    U.S. Treasury securities and
      obligations of U.S. Government
      corporations and agencies            $  114,207       $  2,100       $ (4,649)     $  111,658
    Debt securities issued by
      foreign governments                      21,916            334           (481)         21,769
    Corporate securities                      760,618          9,679        (39,496)        730,801
    Mortgage-backed securities                781,296          6,735        (49,872)        738,159
                                           ----------       --------       --------      ----------
                                           $1,678,037       $ 18,848       $(94,498)     $1,602,387
                                           ==========       ========       ========      ==========


  Held-for-investment:
    Mortgage-backed securities             $  197,379       $  1,471       $(13,215)     $  185,635
                                           ==========       ========       ========      ==========

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 3 -- INVESTMENTS (continued)

The amortized cost and fair value of fixed maturities by contractual maturity at December 31, 1995, are summarized below. Actual maturities will differ from contractual maturities because certain borrowers have the right to call or prepay obligations.

                                                          Amortized                   Fair
                                                             Cost                     Value
                                                          ----------                ----------
                                                                   (In thousands)
  Available-for-sale:
    Due in one year or less                               $   18,459                $   18,666
    Due after one year through five years                    162,465                   172,269
    Due after five years through ten years                   580,386                   611,671
    Due after ten years                                      281,907                   314,142
    Mortgage-backed securities                             1,029,090                 1,060,237
                                                          ----------                ----------
                                                          $2,072,307                $2,176,985
                                                          ==========                ==========


Proceeds from sales of fixed maturities are $441,790,000 and $695,755,000 in 1995 and 1994, respectively.

The Company reports realized gains (losses) on investment transactions net of any adjustment to the amortization of deferred policy acquisition costs when such amortization is accelerated or decelerated as a result of the realization of gains or losses other than as originally anticipated on the sale of investments associated with annuity products. Net realized investment gains (losses) reported in the accompanying financial statements are as follows (in thousands):

                                                           1995             1994             1993
                                                       -----------      -----------      -----------
  Fixed maturities -- available-for-sale
    Gross gains                                        $     6,181      $     7,174
    Gross losses                                            (4,621)          (6,328)
                                                       -----------      -----------
                                                             1,560              846
  Fixed maturities -- held-for-investment
    Gross gains                                                                          $    14,755
    Gross losses                                                                              (2,634)
                                                                                         -----------
                                                                                              12,121
  Loss on equity securities                                   (213)             (31)
  Loss on real estate                                                        (2,250)
  Accelerated amortization
    of deferred policy acquisition costs                                       (300)         (11,200)
                                                       -----------      -----------      -----------

        Net realized investment gains (losses)         $     1,347      $    (1,735)     $       921
                                                       ===========      ===========      ===========

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 3 -- INVESTMENTS (continued)


The Company has recorded a valuation reserve for possible other-than-temporary impairment in the value of fixed maturities of $2,000,000 at December 31, 1995 and 1994.

Concentrations of credit risk with respect to fixed maturities are limited due to the large number of issues owned and their dispersion across many different industries and geographic areas. Accordingly, at December 31, 1995, the Company had no significant concentration of credit risk.

The fair values for fixed maturities and equity securities are primarily based on values obtained from independent pricing services.

The cost of equity securities was $5,214,000 and $6,177,000 on December 31, 1995 and 1994, respectively.

Investment real estate is net of accumulated depreciation of $1,596,000 and $1,538,000 as of December 31, 1995 and 1994, respectively, and a $2,250,000 provision for decline in fair value at those dates.

The carrying amount of mortgage loans ($945,000 and $934,000 at December 31, 1995 and 1994, respectively) and policy loans ($17,853,000 and $15,305,000 at December 31, 1995 and 1994, respectively) approximates fair value because the interest rates on these loans approximate market rates.

The Company places its temporary cash investments with high-credit quality financial institutions and, by corporate policy, limits the amount of credit exposure to any one financial institution.

At December 31, 1995, investment securities having an amortized cost of $10,561,000 were on deposit with various states in accordance with state insurance department requirements.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 3 -- INVESTMENTS (continued)

Investment income by major category of investment is summarized as follows (in thousands):

                                                     1995             1994             1993
                                                   --------         --------         --------
    Fixed maturities                               $159,266         $148,303         $139,404
    Policy loans                                        884              749              620
    Real estate                                         894              406              367
    Mortgage loans                                      345              769              974
    Short-term investments                            1,943              114
    Cash and cash equivalents                           388              783              831
                                                   --------         --------         --------
                                                    163,720          151,124          142,196

    Investment expenses                              (5,546)          (5,023)          (4,746)
                                                   --------         --------         --------

                          Net investment income    $158,174         $146,101         $137,450
                                                   ========         ========         ========

The Company has no significant amounts of non-income producing investments.


NOTE 4 -- NOTES PAYABLE

Notes payable consist of the following as of December 31 (in thousands):


                                                                            1995            1994
                                                                          -------          -------
    5% Surplus note due to SFG, interest payable monthly,
    principal payable upon regulatory approval                            $25,000          $25,000

    8% Note due to The Capitol Life Insurance Company,
    interest payable quarterly, principal payments of
    $1,000,000 each paid annually on December 31                            1,000            2,000

    8% Surplus note due to SFG, interest payable monthly,
    principal payable upon regulatory approval                             10,000           10,000
                                                                          -------          -------
                                                                          $36,000          $37,000
                                                                          =======          =======


Security First Life has a $15,000,000 bank revolving credit line which bears interest at a floating rate based on London Interbank Offered Rates. There were no borrowings outstanding under this revolving credit line at December 31, 1995 and 1994. The $25,000,000 and $10,000,000 surplus notes payable to SFG are pledged, along with the common and preferred stock of Security First Life, as collateral for SFG's bank revolving credit line.

Principal payments due on the notes payable during the next five years are $1,000,000 in 1996.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 4 -- NOTES PAYABLE (continued)

Interest paid by the Company totaled $2,225,000 in 1995, $1,799,000 in 1994 and $343,000 in 1993.


NOTE 5 -- INCOME TAXES

The Company files a consolidated federal income tax return with SFG and its subsidiaries. Taxes are provided for and paid to SFG as if the Company filed separately.

The Company adopted Statement of Financial Accounting Standards No. 109, Accounting for Income Taxes, effective January 1, 1993 and, as permitted under the new rules, did not restate prior years' financial statements. The cumulative effect of this change in accounting for income taxes as of January 1, 1993 of $1,510,000 is reported separately in the consolidated statement of income for the year ended December 31, 1993.

The liability for federal income taxes includes deferred taxes of $35,875,000 and $3,324,000 at December 31, 1995 and 1994, respectively. Significant components of these deferred taxes are as follows (in thousands):

                                                                      1995              1994
                                                                    -------            -------
Deferred tax liabilities:
    Deferred policy acquisition costs                               $32,937            $14,701
    Fixed maturities                                                 19,980
    Other assets                                                                           301
    Other, net                                                          495              1,050
                                                                    -------            -------
                         Total deferred tax liabilities              53,412             16,052

Deferred tax assets:
    Fixed maturities                                                                     8,654
    Policyholder liabilities                                         13,384              1,674
    Capital lease                                                       765                628
    Other liabilities                                                 3,388              1,772
                                                                    -------            -------
                              Total deferred tax assets              17,537             12,728
                                                                    -------            -------
                           Net deferred tax liabilities             $35,875            $ 3,324
                                                                    =======            =======


Income taxes paid by the Company were $3,248,000 in 1995, $2,000,000 in 1994 and $4,325,000 in 1993.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 5 -- INCOME TAXES (continued)

In 1995, the Company's income tax provision differs from the statutory rate of 34%. The following is a reconciliation of the federal income tax at statutory rates with the income tax provision as shown in the consolidated statement of income for the year ended December 31, 1995 (in thousands):

    Federal income tax at 34%                                    $7,356
    Dividends received deduction                                   (317)
    True up of prior year taxes                                    (875)
    Other                                                           (15)
                                                                 ------

             Provision for income tax expense                    $6,149
                                                                 ======


NOTE 6 -- CAPITAL LEASE

Security First Life has a lease for office space that expires in 2014. This lease is treated as a capital lease for financial reporting purposes.

The Company subleases space on an annual basis to SFG to use as its home office. Related income offset against the lease costs was $1,663,000, $1,649,000 and $1,578,000 for the years ended December 31, 1995, 1994 and 1993, respectively.  Future payments under the lease are as follows (in thousands):


           1996                                                       $  2,166
           1997                                                          2,166
           1998                                                          2,166
           1999                                                          2,166
           2000                                                          2,166
           Thereafter                                                   29,051
                                                                      --------
                               Total minimum rental payments            39,881
                                Amount representing interest           (23,915)
                                                                      --------
                   Present value of minimum rental payments           $ 15,966
                                                                      ========

The property under capital lease is net of accumulated amortization of $6,717,000 in 1995 and $6,137,000 in 1994.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 7 -- COMMITMENTS, CONTINGENCIES AND RISKS

The Company has forward contracts with commitments to purchase mortgage-backed securities with total par values of $25,500,000 at December 31, 1995. The Company uses these contracts to hedge the interest rate risk on future investments that match policyholder liabilities, primarily related to guaranteed-rate products. Gains or losses realized on such contracts are included in the carrying value of the underlying anticipated investment. The Company is subject to the risk that the counterparties to such contracts would fail to deliver the securities to the Company on settlement date, if the Company were to hold the contract on that date. The Company's current cash balances and expected future cash flows are sufficient to settle the commitments under these forward contracts.

Included in the accompanying balance sheet are assets of $6,000,000 at December 31, 1995 related to The Capitol Life Insurance Company (CLICO) and its parent. CLICO is currently operating under supervision by the Colorado Division of Insurance. The Company anticipates that CLICO will continue as an ongoing enterprise. However, there can be no certainty that this will occur.


NOTE 8 -- RELATED PARTY TRANSACTIONS

The Company has marketing and administrative agreements with SFG and previously with its subsidiary, Holden Financial Company, under which these companies provide all of the Company's marketing and policyholder administration services. Amounts incurred under these agreements were $38,954,000, $31,183,000 and $26,026,000 for 1995, 1994 and 1993, respectively.

The Company has management agreements with SFG under which the latter provides certain personnel, administrative services and office space. Amounts incurred under these agreements were $4,308,000 in 1995 and 1994 and $4,248,000 in 1993.

The Company has investment advisory agreements with Security First Investment Management Corporation, a subsidiary of SFG. Fees of $4,756,000, $4,508,000 and $4,067,000 were paid in 1995, 1994 and 1993, respectively, pursuant to these agreements.

                                     PART C
                               OTHER INFORMATION

Item 24.         Financial Statements and Exhibits

         (a)     Financial Statements contained herein

                 (1)      Security First Life Separate Account A

                          Part A - Condensed Financial Information - to be filed Part B - Statement of Assets and Liabilities,
                                   Statement of Operations, Statement of Changes in Net Assets, Statement of Investments - to be filed

                 (2)      Security First Life Insurance Company

                          Part B - Depositor's financial statements with notes
                                   - to be filed

         (b)     Exhibits

                          (10)    Consent of Independent Auditors - herewith

All previously filed Exhibits to Security First Life Separate Account A registration statement and all post-effective amendments thereto are specifically incorporated herein by reference.

Item 25.      Directors and Officers of the Depositor

The officers and directors of Security First Life Insurance Company are listed below. Their principal business address is 11365 West Olympic Boulevard, Los Angeles, California 90064.

  Name                                               Position and Offices with Depositor
  ----                                               -----------------------------------
  R. Brock Armstrong                                 Chairman of the Board and Director
  Gordon R. Cunningham                               Director
  Frank E. Farella                                   Director
  Melvin M. Hawkrigg                                 Director
  General P.X. Kelley                                Director
  Robert G. Mepham                                   Director, President and Chief Executive Officer
  Richard C. Pearson                                 Director, Senior Vice President, General Counsel
                                                       and Secretary
  Howard H. Kayton                                   Executive Vice President and Chief Actuary
  Robert D. Badun                                    Senior Vice President, Investments
  Jane F. Eagle                                      Senior Vice President, Finance

  Peter R. Jones                                     Senior Vice President, Public Services
  Cheryl M. MacGregor                                Senior Vice President, Administration
  Alex H. Masson                                     Senior Vice President, Information Systems
  Michael R. McCoy                                   Senior Vice President, Banking
  Robert L. Pina                                     Senior Vice President, Human Resources
  George R. Bateman                                  Vice President, Public Employees Services
  James C. Turner                                    Vice President, Taxation
  George J. Olah                                     Treasurer


Item 26. Persons Controlled by or under Common Control with Depositor of Registrant

The Registrant is a Separate Account of Security First Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the depositor, see
Exhibit 13 which is incorporated herein by reference.

Item 27.      Number of Contractowners

As of December 31, 1994, there were 2,508 owners of the Contracts which are the subject of this post-effective amendment.

Item 28.      Indemnification

None

Item 29.      Principal Underwriters

Security First Financial, Inc., the principal underwriter for Security First Life Separate Account A, also acts as principal underwriter for the Capitol Life Separate Account A and Fidelity Standard Life Separate Account.

The following are the directors and officers of Security First Financial, Inc. Their principal business address is 11365 West Olympic Boulevard, Los Angeles, California 90064.

  Name                                               Position with Underwriter
  ----                                               -------------------------
  Robert Grant Mepham                                Director and Chairman of the Board
  Richard Carl Pearson                               Director, President, General Counsel and
                                                       Secretary
  Jane Frances Eagle                                 Director, Senior Vice President, Finance and
                                                       Treasurer
  Howard H. Kayton                                   Senior Vice President and Chief Actuary
  James Cyrus Turner                                 Vice President, Taxation and Assistant Secretary

                      Net Underwriting     Compensation on
Name of Principal     Discount and         Redemption or        Brokerage
Underwriter           Commissions*         Annuitization        Commission           Compensation
-----------------     ------------         -------------        ----------           ------------
Security First        None                 None                 None                 None
Financial, Inc.

*Fee paid by Security First Life Insurance Company for serving as underwriter.

Item 30.      Location of Accounts and Records

Security First Financial, Inc., underwriter for the registrant, is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Security First Life Insurance Company, the depositor for the registrant, is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder and as custodian for the Registrant.

Security First Group, Inc. is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It performs substantially all of the recordkeeping and administrative services in connection with the Registrant.

Item 31.      Management Services

Not applicable.

Item 32.      Undertakings

Not applicable.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this amended Registration Statement to be signed on its behalf in the City of Los Angeles and State of California on this 23rd day of February 1996.


                                  SECURITY FIRST LIFE SEPARATE ACCOUNT A
                                         (Registrant)

                                  By SECURITY FIRST LIFE INSURANCE COMPANY
                                         (Sponsor)


                                  By   /s/  Robert G. Mepham
                                     ------------------------------------------
                                            Robert G. Mepham, President

As required by the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                         Title                              Date
---------                         -----                              ----
/s/  Robert G. Mepham             President, Director                February 23, 1996
---------------------------
Robert G. Mepham


/s/  Jane F. Eagle                Principal Financial and            February 23, 1996
---------------------------       Accounting Officer
Jane F. Eagle


R. Brock Armstrong*               Chairman, Director                 February 23, 1996
----------------------
R. Brock Armstrong


Gordon R. Cunningham*             Director                           February 23, 1996
---------------------
Gordon R. Cunningham


Melvin M. Hawkrigg*               Director                           February 23, 1996
----------------------
Melvin M. Hawkrigg


Paul X. Kelley*                   Director                           February 23, 1996
---------------------------
Paul X. Kelley

SIGNATURE                         TITLE                              DATE
---------                         -----                              ----
Frank E. Farella*                 Director                           February 23, 1996
---------------------------
Frank E. Farella



/s/  Richard C. Pearson           Director                           February 23, 1996
---------------------------
Richard C. Pearson


/s/  Richard C. Pearson                                              February 23, 1996
---------------------------
*(Richard C. Pearson as
Attorney-in-Fact for each
of the persons indicated)